UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3855

Fidelity Advisor Series VIII

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Diversified International Fund

January 31, 2018

ADIF-QTLY-0318
1.813040.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
Australia - 1.3%
Amcor Ltd.	517,448	$6,071
Australia & New Zealand Banking Group Ltd.	315,265	7,260
Bapcor Ltd. (a)	632,977	2,979
CSL Ltd.	48,904	5,770
Magellan Financial Group Ltd.	323,588	7,184
Ramsay Health Care Ltd.	43,701	2,407

TOTAL AUSTRALIA		31,671

Austria - 0.1%
Andritz AG	44,900	2,694
Bailiwick of Jersey - 2.3%
Glencore Xstrata PLC	835,023	4,786
Shire PLC	338,662	15,823
Wolseley PLC	319,967	24,696
WPP PLC	519,524	9,409

TOTAL BAILIWICK OF JERSEY		54,714

Belgium - 1.1%
Anheuser-Busch InBev SA NV	21,431	2,427
KBC Groep NV	238,380	22,907

TOTAL BELGIUM		25,334

Bermuda - 1.0%
Credicorp Ltd. (United States)	40,805	9,452
Hiscox Ltd.	359,800	7,224
IHS Markit Ltd. (b)	145,288	6,935

TOTAL BERMUDA		23,611

Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	488,900	25,578
Canadian Energy Services & Technology Corp.	410,600	1,986
CCL Industries, Inc. Class B	23,600	1,129
Cenovus Energy, Inc.	1,176,300	11,218
Constellation Software, Inc.	17,700	11,442
Fairfax India Holdings Corp. (b)	494,000	9,119
Imperial Oil Ltd.	233,600	7,344
PrairieSky Royalty Ltd.	80,569	1,995
Suncor Energy, Inc.	580,800	21,041

TOTAL CANADA		90,852

Cayman Islands - 1.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	82,400	16,833
BeiGene Ltd. ADR (b)	300	41
China Literature Ltd. (b)(c)	52,400	543
ENN Energy Holdings Ltd.	100,000	772
JD.com, Inc. sponsored ADR (b)	149,400	7,355
NetEase, Inc. ADR	18,000	5,763
PagSeguro Digital Ltd. (b)	105,158	2,938
Zai Lab Ltd. ADR (a)	46,900	1,264

TOTAL CAYMAN ISLANDS		35,509

China - 1.0%
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	353,200	4,251
Kweichow Moutai Co. Ltd. (A Shares)	105,676	12,847
Shanghai International Airport Co. Ltd. (A Shares)	508,272	3,790
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	566,900	2,056

TOTAL CHINA		22,944

Curacao - 0.3%
Schlumberger Ltd.	92,500	6,806
Denmark - 0.1%
NNIT A/S (c)	56,914	1,747
Finland - 0.3%
Sampo Oyj (A Shares)	142,300	8,263
France - 6.8%
Amundi SA (c)	241,158	22,755
AXA SA	357,200	11,747
BNP Paribas SA	258,400	21,366
Capgemini SA	54,800	7,277
Compagnie de St. Gobain	184,500	10,724
Eiffage SA	30,000	3,637
Elis SA	236,500	6,607
Kering SA	13,700	6,936
LVMH Moet Hennessy - Louis Vuitton SA	44,212	13,849
Maisons du Monde SA (c)	90,273	3,878
Sanofi SA	255,620	22,559
Societe Generale Series A	212,400	12,344
Thales SA	25,800	2,894
VINCI SA	138,800	15,001

TOTAL FRANCE		161,574

Germany - 6.7%
adidas AG	67,883	15,786
Aumann AG (a)(c)	38,488	3,182
Axel Springer Verlag AG	97,400	8,556
Bayer AG	249,152	32,648
Deutsche Borse AG	18,800	2,416
Deutsche Post AG	288,646	13,643
Fresenius SE & Co. KGaA	196,400	17,186
Hannover Reuck SE	35,000	4,784
Linde AG (b)	54,800	13,376
Merck KGaA	4,200	459
Nexus AG	67,545	2,256
Rational AG	3,600	2,530
Rheinmetall AG	12,800	1,810
SAP SE	293,218	33,175
Symrise AG	100,100	8,371

TOTAL GERMANY		160,178

Hong Kong - 1.4%
AIA Group Ltd.	2,892,800	24,776
Techtronic Industries Co. Ltd.	1,195,500	7,962

TOTAL HONG KONG		32,738

Hungary - 0.0%
OTP Bank PLC	5,700	264
India - 4.0%
Adani Ports & Special Economic Zone Ltd.	669,928	4,520
Axis Bank Ltd.	829,757	7,749
Bharti Airtel Ltd.	35,902	248
Godrej Consumer Products Ltd.	91,832	1,522
HDFC Bank Ltd.	780,671	25,565
Housing Development Finance Corp. Ltd.	793,387	24,419
ICICI Bank Ltd.	1,184,295	6,556
ITC Ltd.	826,196	3,528
Kajaria Ceramics Ltd.	144,781	1,439
Kotak Mahindra Bank Ltd. (b)	253,740	4,427
LIC Housing Finance Ltd.	201,560	1,696
Reliance Industries Ltd.	899,110	13,598

TOTAL INDIA		95,267

Indonesia - 1.0%
PT Bank Central Asia Tbk	5,700,700	9,676
PT Bank Rakyat Indonesia Tbk	48,201,100	13,321

TOTAL INDONESIA		22,997

Ireland - 3.6%
Allergan PLC	43,200	7,787
CRH PLC	294,600	10,943
DCC PLC (United Kingdom)	83,700	8,800
Kerry Group PLC Class A	112,500	11,977
Kingspan Group PLC (Ireland)	211,400	9,764
Paddy Power Betfair PLC (Ireland)	68,800	7,978
Ryanair Holdings PLC sponsored ADR (b)	198,936	24,411
Weatherford International PLC (b)	1,408,900	5,551

TOTAL IRELAND		87,211

Israel - 1.2%
Check Point Software Technologies Ltd. (b)	132,000	13,650
Elbit Systems Ltd. (Israel)	31,297	4,726
Frutarom Industries Ltd.	76,800	8,011
SodaStream International Ltd. (b)	31,800	2,500

TOTAL ISRAEL		28,887

Italy - 0.8%
Buzzi Unicem SpA	30,600	898
Intesa Sanpaolo SpA	3,682,200	14,468
Prada SpA	1,143,200	4,669

TOTAL ITALY		20,035

Japan - 17.1%
Ain Holdings, Inc.	67,900	4,157
Bridgestone Corp.	299,100	14,598
Daikin Industries Ltd.	113,900	13,743
Daito Trust Construction Co. Ltd.	41,900	7,344
Hoya Corp.	527,300	27,084
Itochu Corp.	194,800	3,833
Kao Corp.	63,300	4,399
KDDI Corp.	237,600	6,030
Keyence Corp.	50,000	30,555
LIFULL Co. Ltd.	289,500	2,469
Minebea Mitsumi, Inc.	715,700	16,289
Misumi Group, Inc.	232,400	7,036
Mitani Shoji Co. Ltd.	8,300	401
Mitsubishi UFJ Financial Group, Inc.	3,043,100	23,010
Morinaga & Co. Ltd.	137,700	7,157
Nabtesco Corp.	147,100	6,994
Nidec Corp.	69,600	11,202
Nitori Holdings Co. Ltd.	104,500	16,673
Olympus Corp.	253,700	9,774
ORIX Corp.	2,020,400	37,849
Outsourcing, Inc.	325,600	6,169
PALTAC Corp.	83,600	3,712
Panasonic Corp.	629,400	9,345
Recruit Holdings Co. Ltd.	741,500	18,108
Renesas Electronics Corp. (b)	882,800	10,403
S Foods, Inc.	133,700	5,833
Seria Co. Ltd.	49,100	2,929
Seven & i Holdings Co. Ltd.	117,700	4,856
Shin-Etsu Chemical Co. Ltd.	41,000	4,691
SMC Corp.	24,300	11,976
SoftBank Corp.	171,900	14,283
Sohgo Security Services Co., Ltd.	49,600	2,699
Sony Corp.	266,400	12,777
Start Today Co. Ltd.	103,800	3,067
Subaru Corp.	178,500	5,946
Sundrug Co. Ltd.	78,300	3,370
The Suruga Bank Ltd.	156,400	3,171
Tsubaki Nakashima Co. Ltd.	75,468	2,155
Tsuruha Holdings, Inc.	168,700	23,561
Welcia Holdings Co. Ltd.	242,800	10,331

TOTAL JAPAN		409,979

Korea (South) - 0.3%
LG Chemical Ltd.	15,902	6,421
Liberia - 0.0%
Royal Caribbean Cruises Ltd.	5,500	735
Luxembourg - 1.5%
B&M European Value Retail S.A.	3,761,262	22,211
Eurofins Scientific SA	14,717	9,593
Stabilus SA	36,200	3,510

TOTAL LUXEMBOURG		35,314

Netherlands - 5.3%
ASML Holding NV	94,100	19,099
IMCD Group BV	72,900	4,869
ING Groep NV (Certificaten Van Aandelen)	863,400	16,953
Koninklijke Philips Electronics NV	311,900	12,713
LyondellBasell Industries NV Class A	108,000	12,943
RELX NV	684,466	15,224
Unilever NV (Certificaten Van Aandelen) (Bearer)	517,300	29,860
Wolters Kluwer NV	200,200	10,596
Yandex NV Series A (b)	137,800	5,337

TOTAL NETHERLANDS		127,594

New Zealand - 0.2%
Ryman Healthcare Group Ltd.	632,845	5,107
Norway - 1.6%
Schibsted ASA (A Shares)	159,600	5,128
Skandiabanken ASA (c)	526,900	5,434
Statoil ASA	1,174,200	27,513

TOTAL NORWAY		38,075

Philippines - 0.1%
Alliance Global Group, Inc. (b)	4,730,254	1,412
Russia - 0.3%
Sberbank of Russia sponsored ADR	373,600	7,528
Singapore - 0.2%
Broadcom Ltd.	19,700	4,886
South Africa - 1.1%
Capitec Bank Holdings Ltd.	20,600	1,392
FirstRand Ltd.	275,900	1,549
Naspers Ltd. Class N	81,400	23,242

TOTAL SOUTH AFRICA		26,183

Spain - 2.5%
Aedas Homes SAU (c)	59,600	2,323
Amadeus IT Holding SA Class A	276,500	21,449
CaixaBank SA	2,964,300	15,990
Masmovil Ibercom SA (b)	58,303	7,340
Neinor Homes SLU (c)	239,700	5,506
Prosegur Cash SA (c)	2,363,895	8,159

TOTAL SPAIN		60,767

Sweden - 2.4%
Alfa Laval AB	91,400	2,398
ASSA ABLOY AB (B Shares)	557,800	12,365
Coor Service Management Holding AB	445,200	3,746
Essity AB Class B	483,200	14,472
HEXPOL AB (B Shares)	303,400	3,255
Nordea Bank AB	1,665,800	20,556

TOTAL SWEDEN		56,792

Switzerland - 3.6%
Credit Suisse Group AG	955,095	18,473
Forbo Holding AG (Reg.)	640	1,082
Julius Baer Group Ltd.	142,880	9,815
Lonza Group AG	13,444	3,740
Partners Group Holding AG	7,990	6,211
Roche Holding AG (participation certificate)	44,729	11,051
Sika AG	2,153	18,656
TE Connectivity Ltd.	12,000	1,230
UBS Group AG	780,063	15,840

TOTAL SWITZERLAND		86,098

Taiwan - 1.3%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	540,100	24,472
Tripod Technology Corp.	555,000	1,788
United Microelectronics Corp.	10,854,000	5,291

TOTAL TAIWAN		31,551

Thailand - 0.3%
Kasikornbank PCL (For. Reg.)	984,500	7,261
United Kingdom - 14.4%
Admiral Group PLC	204,600	5,368
Aon PLC	26,600	3,782
Ascential PLC	687,190	3,546
Ashtead Group PLC	162,900	4,869
AstraZeneca PLC (United Kingdom)	107,207	7,442
Booker Group PLC	3,493,200	11,239
Bunzl PLC	374,500	10,954
Coca-Cola European Partners PLC	141,800	5,695
Compass Group PLC	517,392	10,891
Conviviality PLC	1,088,770	5,040
Cranswick PLC	171,000	7,133
Diploma PLC	430,400	7,138
DS Smith PLC	202,800	1,450
Equiniti Group PLC (c)	1,268,778	4,882
Essentra PLC	831,670	6,040
Halma PLC	231,300	4,194
Hastings Group Holdings PLC (c)	1,099,394	4,592
HomeServe PLC	325,500	3,619
Imperial Tobacco Group PLC	237,936	9,792
Indivior PLC (b)	1,506,500	8,614
Informa PLC	348,568	3,446
John Wood Group PLC	834,700	7,677
Liberty Global PLC Class A (b)	302,200	11,296
LivaNova PLC (b)	32,000	2,738
Lloyds Banking Group PLC	13,691,300	13,527
London Stock Exchange Group PLC	218,800	12,200
Melrose Industries PLC	5,012,683	16,113
Micro Focus International PLC	539,552	16,471
Polypipe Group PLC	85,867	483
Prudential PLC	1,328,439	35,961
Reckitt Benckiser Group PLC	245,213	23,680
Spectris PLC	186,300	6,901
St. James's Place Capital PLC	1,220,000	20,587
Standard Chartered PLC (United Kingdom) (b)	969,696	11,284
Standard Life PLC	1,934,381	11,686
Tesco PLC	2,503,600	7,443
The Weir Group PLC	266,100	8,346
Volution Group PLC	3,083,400	9,588

TOTAL UNITED KINGDOM		345,707

United States of America - 7.0%
Alphabet, Inc. Class C (b)	14,549	17,021
Amgen, Inc.	75,000	13,954
British American Tobacco PLC sponsored ADR	547,200	37,264
Coty, Inc. Class A	742,100	14,553
DowDuPont, Inc.	100,300	7,581
MasterCard, Inc. Class A	105,000	17,745
Oceaneering International, Inc.	126,400	2,614
Qualcomm, Inc.	144,500	9,862
Quintiles Transnational Holdings, Inc. (b)	46,800	4,782
ResMed, Inc.	16,200	1,633
S&P Global, Inc.	95,600	17,313
Valero Energy Corp.	62,300	5,979
Visa, Inc. Class A	142,400	17,690

TOTAL UNITED STATES OF AMERICA		167,991

TOTAL COMMON STOCKS
(Cost $1,687,372)		2,332,697

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.1%
Itau Unibanco Holding SA	162,490	2,665
Germany - 0.6%
Henkel AG & Co. KGaA	74,700	10,443
Sartorius AG (non-vtg.)	31,400	3,752

TOTAL GERMANY		14,195

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,873)		16,860

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.39% (d)	63,467,008	63,480
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	1,015,846	1,016
TOTAL MONEY MARKET FUNDS
(Cost $64,496)		64,496
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $1,763,741)		2,414,053
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(22,102)
NET ASSETS - 100%		$2,391,951

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,001,000 or 2.6% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$112
Fidelity Securities Lending Cash Central Fund	52
Total	$164

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$253,937	$159,163	$94,774	$--
Consumer Staples	298,157	171,083	127,074	--
Energy	113,322	85,809	27,513	--
Financials	617,894	370,049	247,845	--
Health Care	238,231	99,137	139,094	--
Industrials	367,638	239,667	127,971	--
Information Technology	307,416	227,992	79,424	--
Materials	114,622	98,988	15,634	--
Real Estate	9,667	2,323	7,344	--
Telecommunication Services	27,901	7,588	20,313	--
Utilities	772	772	--	--
Money Market Funds	64,496	64,496	--	--
Total Investments in Securities:	$2,414,053	$1,527,067	$886,986	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$27,975
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Asia Fund

January 31, 2018

AEA-QTLY-0318
1.813062.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 2.0%
Blue Sky Alternative Investments Ltd.	195,135	$2,182,488
Netwealth Group Ltd.	273,526	1,366,525
SpeedCast International Ltd.	365,321	1,607,291
Woodside Petroleum Ltd.	71,500	1,908,199

TOTAL AUSTRALIA		7,064,503

Bermuda - 4.1%
Cheung Kong Infrastructure Holdings Ltd.	351,000	3,125,175
China Resource Gas Group Ltd.	776,000	2,554,377
Hongkong Land Holdings Ltd.	409,000	2,944,800
Man Wah Holdings Ltd.	2,153,200	2,290,097
Tai Cheung Holdings Ltd.	1,004,000	1,248,799
Vtech Holdings Ltd.	168,100	2,325,097

TOTAL BERMUDA		14,488,345

Cayman Islands - 19.6%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,600	20,347,284
Geely Automobile Holdings Ltd.	795,000	2,545,781
International Housewares Retail Co. Ltd.	2,757,900	525,304
JD.com, Inc. sponsored ADR (a)	105,200	5,178,996
NetEase, Inc. ADR	13,800	4,418,208
Silergy Corp.	90,000	1,918,470
SITC International Holdings Co. Ltd.	2,015,000	2,318,268
Tencent Holdings Ltd.	477,200	28,196,524
Value Partners Group Ltd.	2,070,000	2,640,870
Xinyi Glass Holdings Ltd.	1,156,000	1,758,535

TOTAL CAYMAN ISLANDS		69,848,240

China - 15.6%
China Construction Bank Corp. (H Shares)	7,413,000	8,510,655
China Pacific Insurance (Group) Co. Ltd. (H Shares)	515,600	2,616,673
Gree Electric Appliances, Inc. of Zhuhai Class A	535,400	4,762,479
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	565,148	3,585,645
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	276,464	3,327,433
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	193,610	4,000,703
Kweichow Moutai Co. Ltd. (A Shares)	48,283	5,869,846
PICC Property & Casualty Co. Ltd. (H Shares)	1,147,060	2,381,323
Qingdao Port International Co. Ltd. (b)	3,522,000	2,593,331
Shanghai International Airport Co. Ltd. (A Shares)	439,500	3,276,961
Shenzhen Expressway Co. (H Shares)	1,580,000	1,660,256
Shenzhen Inovance Technology Co. Ltd. Class A	477,397	2,131,616
Suofeiya Home Collection Co. Ltd. Class A	348,900	2,125,423
Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	818,698	2,969,486
Weifu High-Technology Co. Ltd. (B Shares)	57,268	127,894
Yunnan Baiyao Group Co. Ltd.	252,768	4,064,353
Zhengzhou Yutong Bus Co. Ltd.	534,160	1,861,848

TOTAL CHINA		55,865,925

Hong Kong - 7.8%
AIA Group Ltd.	1,213,800	10,396,042
China Resources Beer Holdings Co. Ltd.	854,000	3,225,978
CSPC Pharmaceutical Group Ltd.	1,846,000	4,096,637
Dah Sing Banking Group Ltd.	960,400	2,271,276
Power Assets Holdings Ltd.	316,000	2,809,508
Sino Land Ltd.	790,000	1,456,258
Techtronic Industries Co. Ltd.	515,500	3,433,306

TOTAL HONG KONG		27,689,005

India - 17.4%
Adani Ports & Special Economic Zone Ltd.	341,032	2,301,000
Amara Raja Batteries Ltd.	125,362	1,597,794
Asian Paints Ltd.	126,206	2,240,375
Axis Bank Ltd.	449,424	4,197,264
Bajaj Corp. Ltd.	130,804	1,012,723
Bharat Petroleum Corp. Ltd.	326,062	2,525,493
Bharti Infratel Ltd.	318,481	1,761,517
CCL Products (India) Ltd. (a)	297,833	1,381,625
Gujarat Gas Ltd. (a)	100,016	1,315,110
Havells India Ltd.	173,643	1,427,036
HDFC Bank Ltd.	155,627	5,096,482
Housing Development Finance Corp. Ltd.	220,606	6,789,986
Indian Oil Corp. Ltd.	285,481	1,875,659
Indraprastha Gas Ltd. (a)	749,918	3,594,439
Oberoi Realty Ltd. (a)	227,073	1,889,179
Petronet LNG Ltd.	636,880	2,552,630
Power Grid Corp. of India Ltd.	1,149,804	3,505,853
Redington India Ltd.	132,715	372,713
Reliance Industries Ltd.	510,296	7,717,866
Sterlite Optical Technologies Ltd. (a)	353,809	1,997,551
Torrent Pharmaceuticals Ltd.	64,995	1,393,159
UPL Ltd. (a)	179,811	2,127,547
Vakrangee Ltd.	461,441	2,648,059
VST Industries Ltd.	14,284	730,325

TOTAL INDIA		62,051,385

Indonesia - 2.7%
PT Bank Central Asia Tbk	3,296,400	5,595,152
PT Bank Rakyat Indonesia Tbk	15,193,300	4,198,768

TOTAL INDONESIA		9,793,920

Israel - 0.2%
Sarine Technologies Ltd.	803,000	673,350
Japan - 3.0%
Disco Corp.	13,900	3,278,135
Nissan Chemical Industries Co. Ltd.	65,000	2,657,670
SMC Corp.	4,600	2,267,036
SoftBank Corp.	32,600	2,708,666

TOTAL JAPAN		10,911,507

Korea (South) - 9.2%
Coway Co. Ltd.	29,586	2,632,829
Hyundai Fire & Marine Insurance Co. Ltd.	46,264	2,004,437
KB Financial Group, Inc.	64,994	4,079,910
Korea Zinc Co. Ltd.	2,802	1,348,885
LG Chemical Ltd.	7,413	2,993,486
Loen Entertainment, Inc.	25,552	2,632,121
LS Industrial Systems Ltd.	27,265	1,755,999
Osstem Implant Co. Ltd. (a)	26,235	1,415,000
Samsung Electronics Co. Ltd.	5,955	13,888,385

TOTAL KOREA (SOUTH)		32,751,052

Malaysia - 0.3%
Bursa Malaysia Bhd	343,200	958,954
Multi-National - 1.3%
HKT Trust/HKT Ltd. unit	3,791,500	4,725,652
Philippines - 1.5%
Ayala Land, Inc.	3,423,900	2,949,053
Bank of the Philippine Islands (BPI)	1,062,840	2,465,996

TOTAL PHILIPPINES		5,415,049

Singapore - 0.7%
Wing Tai Holdings Ltd.	1,313,200	2,422,583
Taiwan - 9.4%
E.SUN Financial Holdings Co. Ltd.	3,972,513	2,613,898
Largan Precision Co. Ltd.	16,000	2,196,062
Micro-Star International Co. Ltd.	678,000	2,237,578
Nien Made Enterprise Co. Ltd.	179,000	1,840,333
Taiwan Semiconductor Manufacturing Co. Ltd.	2,241,393	19,565,393
United Microelectronics Corp.	5,633,000	2,745,973
Voltronic Power Technology Corp.	136,000	2,409,637

TOTAL TAIWAN		33,608,874

Thailand - 2.6%
Bangkok Bank PCL (For. Reg.)	482,100	3,417,184
Kasikornbank PCL (For. Reg.)	478,800	3,531,379
Thai Beverage PCL	3,530,100	2,475,752

TOTAL THAILAND		9,424,315

TOTAL COMMON STOCKS
(Cost $215,691,848)		347,692,659

Nonconvertible Preferred Stocks - 0.9%
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.
(Cost $3,079,043)	1,721	3,392,789

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.39% (c)
(Cost $5,222,906)	5,221,861	5,222,906
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $223,993,797)		356,308,354
NET OTHER ASSETS (LIABILITIES) - 0.2%		547,410
NET ASSETS - 100%		$356,855,764

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,593,331 or 0.7% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$33,577
Fidelity Securities Lending Cash Central Fund	72
Total	$33,649

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$29,853,098	$29,853,098	$--	$--
Consumer Staples	18,696,952	18,696,952	--	--
Energy	16,579,847	16,579,847	--	--
Financials	77,315,262	59,628,215	17,687,047	--
Health Care	17,266,068	17,266,068	--	--
Industrials	26,274,132	24,007,096	2,267,036	--
Information Technology	113,113,866	59,327,841	53,786,025	--
Materials	11,367,963	8,710,293	2,657,670	--
Real Estate	12,910,672	12,910,672	--	--
Telecommunication Services	10,803,126	8,094,460	2,708,666	--
Utilities	16,904,462	16,904,462	--	--
Money Market Funds	5,222,906	5,222,906	--	--
Total Investments in Securities:	$356,308,354	$277,201,910	$79,106,444	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$6,033,594
Level 2 to Level 1	$252,069

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Emerging Markets Fund

January 31, 2018

FAEM-QTLY-0318
1.813064.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
Argentina - 1.8%
Banco Macro SA sponsored ADR	34,000	$3,690,360
IRSA Propiedades Comerciales SA sponsored ADR	65,300	3,525,547
Loma Negra Compania Industrial Argentina SA ADR (a)	140,200	3,331,152
Telecom Argentina SA Class B sponsored ADR	92,317	3,448,963

TOTAL ARGENTINA		13,996,022

Australia - 0.5%
Amcor Ltd.	315,311	3,699,370
Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC	734,098	4,207,802
Bermuda - 0.7%
Credicorp Ltd. (United States)	23,814	5,516,037
Brazil - 5.7%
BM&F BOVESPA SA	773,500	6,331,726
BTG Pactual Participations Ltd. unit	666,200	4,422,514
CVC Brasil Operadora e Agencia de Viagens SA	243,900	4,220,404
Equatorial Energia SA	203,900	4,479,912
Estacio Participacoes SA	352,900	3,882,343
Fleury SA	423,600	3,988,701
IRB Brasil Resseguros SA	328,500	3,871,681
Kroton Educacional SA	818,700	4,175,730
Qualicorp SA	408,000	3,917,363
Smiles Fidelidade SA	153,300	3,952,792

TOTAL BRAZIL		43,243,166

British Virgin Islands - 0.4%
Despegar.com Corp. (b)	105,136	3,201,391
Cayman Islands - 15.1%
58.com, Inc. ADR (a)	58,200	4,649,016
Alibaba Group Holding Ltd. sponsored ADR (a)	164,400	33,585,276
Baidu.com, Inc. sponsored ADR (a)	48,530	11,983,028
NetEase, Inc. ADR	19,600	6,275,136
New Oriental Education & Technology Group, Inc. sponsored ADR	57,900	5,332,011
Sands China Ltd.	674,000	4,015,059
Shenzhou International Group Holdings Ltd.	433,000	4,469,681
Tencent Holdings Ltd.	764,400	45,166,446

TOTAL CAYMAN ISLANDS		115,475,653

Chile - 0.6%
Banco Santander Chile sponsored ADR	130,600	4,446,930
China - 9.4%
China Merchants Bank Co. Ltd. (H Shares)	1,100,500	5,395,125
Dong E-E-Jiao Co. Ltd. Class A	363,660	3,796,317
Gree Electric Appliances, Inc. of Zhuhai Class A	418,549	3,723,068
Hangzhou Hikvision Digital Technology Co. Ltd. Class A	533,867	3,387,179
Hangzhou Robam Appliances Co. Ltd. Class A	508,182	4,324,008
Inner Mongoli Yili Industries Co. Ltd. (A Shares)	693,461	3,760,180
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	198,500	4,101,748
Kweichow Moutai Co. Ltd. (A Shares)	32,875	3,996,669
Midea Group Co. Ltd. Class A	397,332	3,779,481
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	984,000	11,654,312
Shanghai International Airport Co. Ltd. (A Shares)	545,806	4,069,591
Shenzhen Inovance Technology Co. Ltd. Class A	910,857	4,067,050
TravelSky Technology Ltd. (H Shares)	1,175,000	3,687,529
Wuliangye Yibin Co. Ltd. Class A	300,700	4,034,643
Yunnan Baiyao Group Co. Ltd.	233,752	3,758,587
Zhejiang Supor Cookware Co. Ltd.	566,200	3,925,442

TOTAL CHINA		71,460,929

France - 1.9%
Hermes International SCA	6,600	3,648,071
Kering SA	7,200	3,645,389
LVMH Moet Hennessy - Louis Vuitton SA	11,872	3,718,918
Rubis	48,300	3,562,032

TOTAL FRANCE		14,574,410

Germany - 0.5%
adidas AG	17,446	4,056,933
Hong Kong - 2.2%
AIA Group Ltd.	421,400	3,609,237
CSPC Pharmaceutical Group Ltd.	2,288,000	5,077,522
Galaxy Entertainment Group Ltd.	473,000	4,190,255
Techtronic Industries Co. Ltd.	564,000	3,756,323

TOTAL HONG KONG		16,633,337

Hungary - 0.7%
OTP Bank PLC	113,900	5,280,531
India - 11.0%
Adani Ports & Special Economic Zone Ltd.	632,044	4,264,507
Asian Paints Ltd.	216,610	3,845,202
Eicher Motors Ltd.	10,520	4,456,203
Godrej Consumer Products Ltd.	254,405	4,216,335
HDFC Bank Ltd.	121,586	3,981,705
Hero Motocorp Ltd.	64,255	3,731,814
Housing Development Finance Corp. Ltd.	324,425	9,985,409
Indraprastha Gas Ltd. (a)	808,190	3,873,743
IndusInd Bank Ltd.	145,667	4,017,760
Kotak Mahindra Bank Ltd. (a)	231,426	4,037,757
LIC Housing Finance Ltd.	478,577	4,027,923
Maruti Suzuki India Ltd.	38,790	5,803,670
Motherson Sumi Systems Ltd.	654,904	3,769,098
PC Jeweller Ltd.	439,931	3,359,354
Pidilite Industries Ltd. (a)	254,763	3,592,575
Power Grid Corp. of India Ltd.	1,149,269	3,504,222
Reliance Industries Ltd.	601,715	9,100,513
Shree Cement Ltd.	2,208	597,727
Ultratech Cemco Ltd.	60,994	4,205,093

TOTAL INDIA		84,370,610

Indonesia - 1.5%
PT Bank Central Asia Tbk	3,431,400	5,824,294
PT Bank Rakyat Indonesia Tbk	20,574,100	5,685,788

TOTAL INDONESIA		11,510,082

Israel - 1.1%
Elbit Systems Ltd. (Israel)	26,600	4,016,973
Frutarom Industries Ltd.	39,276	4,096,957

TOTAL ISRAEL		8,113,930

Kenya - 0.5%
Safaricom Ltd.	13,456,100	3,887,904
Korea (South) - 6.3%
LG Chemical Ltd.	14,984	6,050,774
LG Household & Health Care Ltd.	4,784	5,263,408
Samsung Electronics Co. Ltd.	15,865	37,000,710

TOTAL KOREA (SOUTH)		48,314,892

Mexico - 4.3%
Embotelladoras Arca S.A.B. de CV	584,200	4,239,054
Fomento Economico Mexicano S.A.B. de CV unit	620,100	6,047,822
Gruma S.A.B. de CV Series B	311,975	3,726,250
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	376,421	3,935,566
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	214,760	4,179,637
Grupo Aeroportuario Norte S.A.B. de CV	612,800	3,127,587
Grupo Cementos de Chihuahua S.A.B. de CV	655,971	3,692,265
Grupo Mexico SA de CV Series B	1,131,200	4,010,186

TOTAL MEXICO		32,958,367

Netherlands - 1.5%
ASML Holding NV (Netherlands)	19,000	3,852,035
X5 Retail Group NV GDR (Reg. S) (a)	94,200	3,611,628
Yandex NV Series A (a)	100,000	3,873,000

TOTAL NETHERLANDS		11,336,663

Panama - 0.5%
Copa Holdings SA Class A	25,400	3,513,582
Philippines - 2.2%
Ayala Corp.	206,395	4,218,292
Ayala Land, Inc.	4,922,400	4,239,731
SM Investments Corp.	202,984	4,049,802
SM Prime Holdings, Inc.	5,860,100	4,209,006

TOTAL PHILIPPINES		16,716,831

Russia - 1.4%
Sberbank of Russia	2,227,040	10,466,000
South Africa - 6.4%
Bidcorp Ltd.	199,015	4,455,315
Capitec Bank Holdings Ltd.	58,600	3,960,339
Discovery Ltd.	311,462	4,439,410
FirstRand Ltd.	1,162,900	6,528,045
Mondi Ltd.	146,120	3,902,084
Naspers Ltd. Class N	69,500	19,844,454
Sanlam Ltd.	735,300	5,474,598

TOTAL SOUTH AFRICA		48,604,245

Spain - 0.5%
Amadeus IT Holding SA Class A	46,800	3,630,372
Sweden - 0.5%
Atlas Copco AB (A Shares)	82,900	3,887,302
Switzerland - 1.0%
Compagnie Financiere Richemont SA Series A	37,402	3,587,453
Sika AG	430	3,725,974

TOTAL SWITZERLAND		7,313,427

Taiwan - 4.6%
Advantech Co. Ltd.	492,087	3,845,023
Taiwan Semiconductor Manufacturing Co. Ltd.	3,591,000	31,346,277

TOTAL TAIWAN		35,191,300

Thailand - 1.4%
Airports of Thailand PCL (For. Reg.)	2,307,200	5,156,577
C.P. ALL PCL (For. Reg.)	2,205,100	5,614,838

TOTAL THAILAND		10,771,415

Turkey - 2.2%
Koc Holding A/S	865,000	4,213,784
Tofas Turk Otomobil Fabrikasi A/S	449,517	3,817,173
Tupras Turkiye Petrol Rafinerileri A/S	138,803	4,263,926
Turkcell Iletisim Hizmet A/S	1,072,000	4,454,539

TOTAL TURKEY		16,749,422

United Arab Emirates - 0.6%
DP World Ltd.	163,494	4,334,226
United Kingdom - 2.5%
British American Tobacco PLC (United Kingdom)	53,438	3,652,311
Diageo PLC	97,409	3,505,982
InterContinental Hotel Group PLC	61,100	4,087,794
NMC Health PLC	87,300	4,137,548
Prudential PLC	133,837	3,622,979

TOTAL UNITED KINGDOM		19,006,614

United States of America - 5.6%
A.O. Smith Corp.	54,300	3,626,154
Alphabet, Inc. Class C (a)	3,320	3,884,201
American Tower Corp.	26,600	3,928,820
Amphenol Corp. Class A	37,211	3,452,064
Facebook, Inc. Class A (a)	18,100	3,382,709
MasterCard, Inc. Class A	22,300	3,768,700
Moody's Corp.	23,800	3,850,602
MSCI, Inc.	26,500	3,689,595
S&P Global, Inc.	20,400	3,694,440
Visa, Inc. Class A	28,200	3,503,286
Yum China Holdings, Inc.	131,500	6,100,285

TOTAL UNITED STATES OF AMERICA		42,880,856

TOTAL COMMON STOCKS
(Cost $508,107,330)		729,350,551

Nonconvertible Preferred Stocks - 2.3%
Brazil - 2.3%
Itau Unibanco Holding SA	665,720	10,919,814
Itausa-Investimentos Itau SA (PN)	1,540,900	6,408,325
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $11,031,003)		17,328,139

Money Market Funds - 3.6%
Fidelity Cash Central Fund, 1.39% (c)	26,246,309	26,251,559
Fidelity Securities Lending Cash Central Fund 1.40% (c)(d)	1,691,539	1,691,708
TOTAL MONEY MARKET FUNDS
(Cost $27,943,267)		27,943,267
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $547,081,600)		774,621,957
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(11,438,675)
NET ASSETS - 100%		$763,183,282

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,703
Fidelity Securities Lending Cash Central Fund	6,308
Total	$52,011

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$126,118,394	$118,812,023	$7,306,371	$--
Consumer Staples	60,226,183	53,067,890	7,158,293	--
Energy	13,364,439	13,364,439	--	--
Financials	159,051,528	140,980,844	18,070,684	--
Health Care	24,676,038	24,676,038	--	--
Industrials	60,898,541	60,898,541	--	--
Information Technology	210,271,987	129,907,229	80,364,758	--
Materials	48,957,161	48,957,161	--	--
Real Estate	15,903,104	15,903,104	--	--
Telecommunication Services	11,791,406	11,791,406	--	--
Utilities	15,419,909	15,419,909	--	--
Money Market Funds	27,943,267	27,943,267	--	--
Total Investments in Securities:	$774,621,957	$661,721,851	$112,900,106	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Holdings Report
for

Fidelity Advisor® Global Capital Appreciation Fund

January 31, 2018

AGLO-QTLY-0318
1.813039.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Australia - 0.2%
Beacon Lighting Group Ltd.	120,582	$165,180
Imdex Ltd. (a)	94,492	79,949
Transurban Group unit	898	8,698

TOTAL AUSTRALIA		253,827

Austria - 0.4%
CA Immobilien Anlagen AG	10,200	313,303
Erste Group Bank AG	5,400	271,728
IMMOFINANZ Immobilien Anlagen AG	39,700	101,635

TOTAL AUSTRIA		686,666

Bailiwick of Jersey - 0.5%
Glencore Xstrata PLC	98,740	565,971
WNS Holdings Ltd. sponsored ADR (a)	5,500	244,530

TOTAL BAILIWICK OF JERSEY		810,501

Bermuda - 2.5%
Beijing Enterprises Water Group Ltd.	238,000	171,290
BW LPG Ltd. (a)(b)	6,900	32,688
China Resource Gas Group Ltd.	116,000	381,840
Credicorp Ltd. (United States)	2,000	463,260
Essent Group Ltd. (a)	15,300	711,756
Genpact Ltd.	14,000	475,160
Man Wah Holdings Ltd.	171,600	182,510
Marvell Technology Group Ltd.	15,200	354,616
Nabors Industries Ltd.	29,200	228,928
Tai Cheung Holdings Ltd.	483,000	600,767
Tai Fook Securities Group Ltd.	295,202	209,439

TOTAL BERMUDA		3,812,254

Brazil - 2.1%
Azul SA	20,500	199,788
Banco ABC Brasil SA rights 2/2/18 (a)	1,868	3,807
BR Properties SA	46,800	162,757
BTG Pactual Participations Ltd. unit	60,000	398,305
Construtora Tenda SA (a)	27,332	191,736
CVC Brasil Operadora e Agencia de Viagens SA	8,300	143,622
Direcional Engenharia SA (a)	57,600	118,418
Even Construtora e Incorporadora SA (a)	119,400	234,228
Gafisa SA (a)	9,956	53,749
Gafisa SA (a)	31,092	167,854
Helbor Empreendimentos SA (a)	168,200	104,531
Instituto Hermes Pardini SA	37,400	369,774
Kroton Educacional SA	19,900	101,499
Localiza Rent A Car SA	54,500	440,995
Natura Cosmeticos SA	800	8,768
Smiles Fidelidade SA	8,600	221,748
Sul America SA unit	35,464	225,963

TOTAL BRAZIL		3,147,542

British Virgin Islands - 0.7%
Nomad Foods Ltd. (a)	61,000	1,039,440
Canada - 2.8%
Bombardier, Inc. Class B (sub. vtg.) (a)	73,000	206,537
Canadian Natural Resources Ltd.	4,700	160,450
Constellation Software, Inc.	600	387,859
First Quantum Minerals Ltd.	49,100	732,109
Gluskin Sheff + Associates, Inc. (c)	10,600	136,421
Lions Gate Entertainment Corp.:
Class A (a)(c)	3,250	109,980
Class B (a)	3,250	104,000
Nutrien Ltd. (a)	6,600	345,293
Pason Systems, Inc.	3,700	55,289
People Corp. (a)	57,000	333,659
PrairieSky Royalty Ltd.	8,300	205,543
Precision Drilling Corp. (a)	300,700	1,090,343
Suncor Energy, Inc.	9,000	326,049
Tahoe Resources, Inc.	14,700	64,895

TOTAL CANADA		4,258,427

Cayman Islands - 4.1%
3SBio, Inc. (a)	148,000	301,576
Airtac International Group	10,983	174,271
Alibaba Group Holding Ltd. sponsored ADR (a)	7,800	1,593,462
China Maple Leaf Educational Systems Ltd.	328,000	410,490
Dali Foods Group Co. Ltd. (b)	382,500	376,014
ENN Energy Holdings Ltd.	52,000	401,501
Geely Automobile Holdings Ltd.	66,000	211,348
Greatview Aseptic Pack Co. Ltd.	146,000	104,704
Li Ning Co. Ltd. (a)	221,500	178,386
Minth Group Ltd.	30,000	169,508
New Oriental Education & Technology Group, Inc. sponsored ADR	2,000	184,180
Nexteer Auto Group Ltd.	111,000	237,817
Parade Technologies Ltd.	14,000	292,671
Theravance Biopharma, Inc. (a)	9,900	261,756
Towngas China Co. Ltd.	259,640	217,732
Value Partners Group Ltd.	171,000	218,159
WH Group Ltd. (b)	182,500	226,065
Zhongsheng Group Holdings Ltd. Class H	143,500	360,646
ZTO Express (Cayman), Inc. sponsored ADR (a)	20,300	320,943

TOTAL CAYMAN ISLANDS		6,241,229

China - 1.8%
Air China Ltd. (H Shares)	108,000	157,941
Bank of China Ltd. (H Shares)	654,000	393,772
Beijing Urban Consolidated & Development Group Ltd. (H Shares)	134,000	81,880
China Construction Bank Corp. (H Shares)	171,000	196,320
China CYTS Tours Holding Co. Ltd.	105,327	391,911
Guangzhou Automobile Group Co. Ltd. (H Shares)	44,000	99,670
Huaneng Renewables Corp. Ltd. (H Shares)	808,000	279,915
Industrial & Commercial Bank of China Ltd. (H Shares)	207,000	195,816
Kweichow Moutai Co. Ltd. (A Shares)	1,081	131,419
Livzon Pharmaceutical Group, Inc.	21,520	177,714
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	38,500	223,687
Shanghai International Airport Co. Ltd. (A Shares)	45,183	336,890

TOTAL CHINA		2,666,935

Colombia - 0.1%
Interconexion Electrica SA ESP	28,256	142,375
Curacao - 0.3%
Schlumberger Ltd.	6,500	478,270
France - 2.1%
Air France KLM (Reg.) (a)	14,600	226,764
bioMerieux SA	2,400	227,353
Compagnie Plastic Omnium	7,900	406,159
Danone SA	62	5,336
Maisons du Monde SA (b)	6,600	283,520
Marie Brizard Wine & Spirits SA (a)(c)	4,900	74,828
Rubis	4,000	294,992
Societe Generale Series A	12,500	726,470
SR Teleperformance SA	1,700	257,709
VINCI SA	4,500	486,355
Vivendi SA	6,300	184,828

TOTAL FRANCE		3,174,314

Germany - 2.8%
BAUER AG	7,700	236,130
Bayer AG	7,400	969,676
CompuGroup Medical AG	5,300	335,262
Deutsche Borse AG	4,800	616,877
Deutsche Post AG	7,812	369,240
Infineon Technologies AG	10,500	305,720
KION Group AG	1,500	137,663
MLP AG	19,500	137,272
SAP SE	3,373	381,623
Sixt AG	3,700	381,739
Wirecard AG	2,600	323,771

TOTAL GERMANY		4,194,973

Greece - 0.2%
Motor Oil (HELLAS) Corinth Refineries SA	5,800	145,100
Mytilineos Holdings SA (a)	15,300	191,857

TOTAL GREECE		336,957

Hong Kong - 0.4%
CSPC Pharmaceutical Group Ltd.	88,000	195,289
Galaxy Entertainment Group Ltd.	26,000	230,331
Sino Land Ltd.	126,101	232,450

TOTAL HONG KONG		658,070

India - 1.7%
Bharat Electronics Ltd.	76,504	203,838
Bharat Heavy Electricals Ltd.	53,769	84,765
CESC Ltd. GDR	13,161	218,401
Dewan Housing Finance Corp. Ltd. (a)	14,909	136,564
Future Retail Ltd. (a)	100	878
Gujarat Gas Ltd. (a)	18,620	244,834
HDFC Bank Ltd.	4,366	142,978
Indiabulls Housing Finance Ltd.	6,274	137,301
Indraprastha Gas Ltd. (a)	13,604	65,205
JSW Steel Ltd.	24,782	113,051
Jubilant Life Sciences Ltd.	27,286	392,097
L&T Finance Holdings Ltd.	58,865	159,851
Motherson Sumi Systems Ltd.	23,274	133,946
Petronet LNG Ltd.	47,783	191,515
Praxis Home Retail Ltd. (a)	5	22
The Karnataka Bank Ltd.	74,641	173,215
Vedanta Ltd. (a)	42,131	225,602

TOTAL INDIA		2,624,063

Indonesia - 0.8%
PT Bank Bukopin Tbk	3,440,300	164,454
PT Bank Negara Indonesia (Persero) Tbk	135,000	94,783
PT Bank Rakyat Indonesia Tbk	766,200	211,744
PT Bank Tabungan Negara Tbk	365,700	99,971
PT Semen Gresik (Persero) Tbk	216,300	180,136
PT Sumber Alfaria Trijaya Tbk	1,196,400	54,063
PT United Tractors Tbk	132,800	385,848

TOTAL INDONESIA		1,190,999

Ireland - 2.3%
Allergan PLC	4,900	883,274
C&C Group PLC	72,590	271,724
Hibernia (REIT) PLC	94,362	179,482
Jazz Pharmaceuticals PLC (a)	4,000	582,960
Johnson Controls International PLC	19,100	747,383
Kerry Group PLC Class A	1,700	180,987
Kingspan Group PLC (United Kingdom)	3,800	175,789
Medtronic PLC	6,000	515,340

TOTAL IRELAND		3,536,939

Israel - 0.9%
Ituran Location & Control Ltd.	1,900	66,310
SodaStream International Ltd. (a)	6,400	503,232
Teva Pharmaceutical Industries Ltd. sponsored ADR (c)	38,700	789,867

TOTAL ISRAEL		1,359,409

Italy - 1.3%
Immobiliare Grande Distribuzione SpA	143,600	167,589
Mediaset SpA (a)	29,400	116,878
Moncler SpA	14,800	487,671
Recordati SpA	5,900	268,613
Technogym SpA (b)	26,100	285,807
Technogym SpA (b)	59,600	652,648

TOTAL ITALY		1,979,206

Japan - 7.5%
Astellas Pharma, Inc.	37,400	491,855
Aucnet, Inc.	30,900	431,515
Benefit One, Inc.	8,300	209,721
Broadleaf Co. Ltd.	24,200	248,319
Daisue Construction Co. Ltd.	34,000	351,163
en-japan, Inc.	7,300	390,999
Ezaki Glico Co. Ltd.	12,100	617,458
Fanuc Corp.	100	27,142
FJ Next Co. Ltd.	26,700	235,049
Hirata Corp.	2,100	232,006
Hokuriku Electrical Construction Co. Ltd.	20,800	213,565
Hoya Corp.	2,100	107,862
JK Holdings Co. Ltd.	12,400	105,786
Koshidaka Holdings Co. Ltd.	7,900	438,328
Maeda Seisakusho Co. Ltd. (c)	18,200	218,404
Meitetsu Transport Co. Ltd.	7,800	186,208
Mikikogyo Co. Ltd.	4,600	221,858
Minebea Mitsumi, Inc.	4,500	102,418
Mitsubishi Heavy Industries Ltd.	6,200	233,957
Monex Group, Inc.	104,400	388,164
Moriya Corp.	14,500	280,387
Nabtesco Corp.	100	4,755
Nakano Corp.	37,100	229,808
Nintendo Co. Ltd.	600	271,749
NOF Corp.	15,200	409,114
Open House Co. Ltd.	2,500	146,971
Panasonic Corp.	52,800	783,932
Recruit Holdings Co. Ltd.	16,100	393,176
Renesas Electronics Corp. (a)	23,500	276,929
Sakai Heavy Industries Ltd.	3,100	134,329
SAMTY Co. Ltd.	12,300	221,179
Sanei Architecture Planning Co. Ltd.	700	14,887
Seikitokyu Kogyo Co. Ltd.	132,100	773,519
SMC Corp.	800	394,267
Start Today Co. Ltd.	8,500	251,152
Suzuki Motor Corp.	5,700	327,380
Taiheiyo Cement Corp.	2,300	97,610
Tokyo Electron Ltd.	1,500	282,963
Toto Ltd.	7,268	417,302
Zenkoku Hosho Co. Ltd.	4,100	192,189

TOTAL JAPAN		11,355,375

Kazakhstan - 0.0%
JSC Halyk Bank of Kazakhstan GDR unit (a)	5,800	75,110
Kenya - 0.1%
Safaricom Ltd.	685,600	198,092
Korea (South) - 1.0%
Advanced Process Systems Corp.	2,048	67,578
CJ E&M Corp.	100	8,450
Hyundai Fire & Marine Insurance Co. Ltd.	7,920	343,142
LG Chemical Ltd.	1,148	463,580
Loen Entertainment, Inc.	2,177	224,254
Samsung SDI Co. Ltd.	2,487	457,975

TOTAL KOREA (SOUTH)		1,564,979

Liberia - 0.2%
Royal Caribbean Cruises Ltd.	2,100	280,455
Luxembourg - 0.5%
B&M European Value Retail S.A.	44,779	264,427
Samsonite International SA	69,600	301,616
Stabilus SA	1,800	174,537

TOTAL LUXEMBOURG		740,580

Malaysia - 0.1%
Press Metal Bhd	94,500	140,018
Mexico - 0.3%
Banco del Bajio SA (b)	104,200	220,193
Credito Real S.A.B. de CV	131,000	175,964

TOTAL MEXICO		396,157

Multi-National - 0.1%
HKT Trust/HKT Ltd. unit	127,000	158,290
Netherlands - 2.5%
ASML Holding NV (Netherlands)	1,400	283,834
Heijmans NV (Certificaten Van Aandelen) (a)	27,000	326,168
Intertrust NV (b)	18,100	331,463
Koninklijke Philips Electronics NV	15,553	633,937
LyondellBasell Industries NV Class A	8,600	1,030,624
Nsi NV	6,612	292,245
PostNL NV	69,400	346,378
RELX NV	16,698	371,403
X5 Retail Group NV GDR (Reg. S) (a)	5,600	214,704

TOTAL NETHERLANDS		3,830,756

New Zealand - 0.4%
Fisher & Paykel Healthcare Corp.	21,150	208,080
Ryman Healthcare Group Ltd.	27,385	220,986
The a2 Milk Co. Ltd. (a)	37,361	253,305

TOTAL NEW ZEALAND		682,371

Norway - 0.2%
Epic Gas Ltd. (a)	5,100	8,865
Norwegian Finans Holding ASA (a)	20,420	233,102

TOTAL NORWAY		241,967

Panama - 0.3%
Copa Holdings SA Class A	3,700	511,821
Philippines - 0.1%
Century Properties Group, Inc.	10,350,000	93,679
Portugal - 0.9%
Banco Comercial Portugues SA (Reg.) (a)	3,308,900	1,323,240
Russia - 0.7%
Bank St. Petersburg PJSC (a)	381,700	395,871
Sberbank of Russia	159,290	748,585

TOTAL RUSSIA		1,144,456

Singapore - 0.2%
WAVE Life Sciences (a)	100	4,000
Wing Tai Holdings Ltd.	152,200	280,778

TOTAL SINGAPORE		284,778

South Africa - 0.6%
Naspers Ltd. Class N	3,100	885,148
Novus Holdings Ltd.	1,072	446

TOTAL SOUTH AFRICA		885,594

Spain - 0.4%
Atresmedia Corporacion de Medios de Comunicacion SA	15,900	166,118
Neinor Homes SLU (b)	7,200	165,374
Unicaja Banco SA	117,400	206,831

TOTAL SPAIN		538,323

Sweden - 0.6%
Alfa Laval AB	100	2,623
Essity AB Class B	6,100	182,693
Evolution Gaming Group AB	2,100	162,965
Indutrade AB	3,200	98,681
Telefonaktiebolaget LM Ericsson (B Shares)	63,100	405,849

TOTAL SWEDEN		852,811

Switzerland - 1.2%
Chubb Ltd.	1,600	249,840
Julius Baer Group Ltd.	5,200	357,221
Roche Holding AG (participation certificate)	4,348	1,074,279
Temenos Group AG	1,440	198,962

TOTAL SWITZERLAND		1,880,302

Taiwan - 1.1%
Accton Technology Corp.	25,000	100,242
ASMedia Technology, Inc.	4,312	52,682
Chroma ATE, Inc.	41,000	233,246
St.Shine Optical Co. Ltd.	1,000	31,906
Taiwan Semiconductor Manufacturing Co. Ltd.	37,000	322,978
TCI Co. Ltd.	29,000	331,945
United Microelectronics Corp. sponsored ADR	154,200	376,248
Winbond Electronics Corp.	210,949	170,974

TOTAL TAIWAN		1,620,221

Thailand - 0.5%
BCPG Public Co. Ltd.	337,500	277,478
Energy Absolute PCL	113,900	246,383
Kasikornbank PCL (For. Reg.)	8,700	64,167
MC Group PCL	11,400	5,460
Srisawad Corp. PCL	79,800	160,517

TOTAL THAILAND		754,005

Turkey - 0.5%
Bim Birlesik Magazalar A/S JSC	11,000	220,053
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	137,000	96,643
Turkiye Is Bankasi A/S Series C	80,000	171,432
Turkiye Sinai Kalkinma Bankasi A/S	521,000	224,677

TOTAL TURKEY		712,805

United Kingdom - 7.3%
Admiral Group PLC	6,300	165,305
Alliance Pharma PLC	567,026	555,513
AstraZeneca PLC sponsored ADR	16,200	567,972
Booker Group PLC	83,000	267,043
Bunzl PLC	12,900	377,311
ConvaTec Group PLC (b)	129,086	370,598
ConvaTec Group PLC ADR	1,900	21,812
Conviviality PLC	124,901	578,131
Direct Line Insurance Group PLC	52,916	277,465
Ensco PLC Class A	120,400	710,360
Fever-Tree Drinks PLC	521	18,109
G4S PLC (United Kingdom)	100,200	404,471
GW Pharmaceuticals PLC ADR (a)	800	110,504
Hastings Group Holdings PLC (b)	93,371	390,029
Ibstock PLC (b)	44,800	163,476
Lloyds Banking Group PLC	15,300	15,116
Melrose Industries PLC	49,754	159,936
Metro Bank PLC (a)	1,900	98,035
Micro Focus International PLC	17,188	524,694
Moneysupermarket.com Group PLC	34,522	165,968
NMC Health PLC	8,200	388,636
Prudential PLC	21,165	572,938
Rentokil Initial PLC	64,852	273,478
Safestore Holdings PLC	48,587	344,103
Senior Engineering Group PLC	77,400	298,698
Smiths Group PLC	22,900	519,745
Spire Healthcare Group PLC (b)	83,878	290,590
St. James's Place Capital PLC	19,200	323,998
SuperGroup PLC	9,200	227,681
Tesco PLC	201,123	597,957
The Weir Group PLC	15,800	495,559
U & I Group PLC	23,100	66,581
Unilever PLC	6,800	384,855
Volution Group PLC	87,500	272,079
Zpg PLC	23,700	115,421

TOTAL UNITED KINGDOM		11,114,167

United States of America - 43.6%
Abraxas Petroleum Corp. (a)	455,000	1,087,450
Acceleron Pharma, Inc. (a)	3,900	161,889
Achaogen, Inc. (a)	2,700	29,619
Adobe Systems, Inc. (a)	900	179,784
Aetna, Inc.	4,100	765,962
Affiliated Managers Group, Inc.	3,100	618,853
Air Lease Corp. Class A	900	43,758
Air Transport Services Group, Inc. (a)	300	7,458
Akamai Technologies, Inc. (a)	15,500	1,038,345
Alamo Group, Inc.	500	57,515
Alexion Pharmaceuticals, Inc. (a)	7,900	942,628
Allegiant Travel Co.	2,400	382,200
Alliance Data Systems Corp.	700	179,662
Allison Transmission Holdings, Inc.	4,100	181,384
Alphabet, Inc.:
Class A (a)	1,500	1,773,330
Class C (a)	1,059	1,238,966
American International Group, Inc.	11,800	754,256
Amgen, Inc.	5,400	1,004,670
Anadarko Petroleum Corp.	23,600	1,417,180
Anixter International, Inc. (a)	4,700	393,390
Antero Resources Corp. (a)	9,000	174,870
Anthem, Inc.	2,300	570,055
Apache Corp.	5,900	264,733
Avery Dennison Corp.	300	36,804
Avexis, Inc. (a)	7,500	927,975
Avnet, Inc.	4,300	182,750
Baker Hughes, a GE Co. Class A	3,700	118,955
Bank of America Corp.	71,600	2,291,201
Bank of New York Mellon Corp.	6,300	357,210
Belden, Inc.	3,900	330,603
BioMarin Pharmaceutical, Inc. (a)	1,600	144,368
bluebird bio, Inc. (a)	500	102,450
Brighthouse Financial, Inc.	618	39,713
Capital One Financial Corp.	7,100	738,116
Cardinal Health, Inc.	3,600	258,444
Catalent, Inc. (a)	8,500	395,590
CDW Corp.	3,900	291,681
Celanese Corp. Class A	6,400	692,224
CF Industries Holdings, Inc.	8,600	364,984
Charles Schwab Corp.	6,800	362,712
Cheniere Energy, Inc. (a)	7,100	401,576
Cigna Corp.	3,800	791,730
Cimarex Energy Co.	6,000	673,200
Cisco Systems, Inc.	16,200	672,948
CIT Group, Inc.	11,700	593,073
Citigroup, Inc.	24,700	1,938,456
Cognizant Technology Solutions Corp. Class A	3,500	272,930
Coherent, Inc. (a)	1,200	311,424
Colfax Corp. (a)	5,800	232,116
Conduent, Inc. (a)	44,800	734,720
CSRA, Inc.	30,800	1,025,024
CVS Health Corp.	11,500	904,935
Diamondback Energy, Inc. (a)	3,000	376,500
DineEquity, Inc.	15,200	841,776
Dril-Quip, Inc. (a)	8,000	413,200
Dun & Bradstreet Corp.	1,900	235,087
Eastman Chemical Co.	5,600	555,408
Electronic Arts, Inc. (a)	3,100	393,576
EOG Resources, Inc.	3,500	402,500
Epizyme, Inc. (a)	1,600	25,840
Euronet Worldwide, Inc. (a)	6,700	628,929
Exelon Corp.	7,400	284,974
Facebook, Inc. Class A (a)	4,200	784,938
FedEx Corp.	4,100	1,076,168
First Republic Bank	2,600	232,830
FLIR Systems, Inc.	7,800	399,438
G-III Apparel Group Ltd. (a)	6,500	242,775
Goldman Sachs Group, Inc.	2,100	562,569
Graphic Packaging Holding Co.	14,800	239,020
Great Southern Bancorp, Inc.	1,600	81,200
H.B. Fuller Co.	3,600	186,660
Halliburton Co.	18,700	1,004,190
HD Supply Holdings, Inc. (a)	4,900	190,561
Heartland Financial U.S.A., Inc.	3,600	191,340
Hill-Rom Holdings, Inc.	1,900	162,127
Hostess Brands, Inc. Class A (a)	14,600	201,480
Humana, Inc.	1,300	366,379
Huntington Bancshares, Inc.	60,907	985,475
Intercept Pharmaceuticals, Inc. (a)	300	18,630
Ironwood Pharmaceuticals, Inc. Class A (a)	4,700	69,607
Jabil, Inc.	12,900	328,047
Jagged Peak Energy, Inc.	8,600	110,510
JBG SMITH Properties	4,900	165,375
KeyCorp	800	17,120
Las Vegas Sands Corp.	2,300	178,296
Leidos Holdings, Inc.	5,800	386,280
Malibu Boats, Inc. Class A (a)	10,100	335,926
Matrix Service Co. (a)	23,400	418,860
McKesson Corp.	3,100	523,528
MetLife, Inc.	19,700	946,979
MGM Mirage, Inc.	10,400	379,080
Microchip Technology, Inc.	1,159	110,360
Micron Technology, Inc. (a)	7,900	345,388
MyoKardia, Inc. (a)	1,300	67,080
Myriad Genetics, Inc. (a)	5,100	188,088
Nektar Therapeutics (a)	2,500	209,025
Neurocrine Biosciences, Inc. (a)	2,600	222,222
Nexstar Broadcasting Group, Inc. Class A	4,700	352,970
Noble Energy, Inc.	5,700	173,964
NVIDIA Corp.	1,900	467,020
ON Semiconductor Corp. (a)	17,000	420,580
PayPal Holdings, Inc. (a)	13,300	1,134,756
Planet Fitness, Inc. (a)	11,000	371,360
Portola Pharmaceuticals, Inc. (a)	3,400	174,454
PRA Health Sciences, Inc. (a)	1,700	154,802
PulteGroup, Inc.	14,600	464,718
Puma Biotechnology, Inc. (a)	1,700	113,645
Pure Storage, Inc. Class A (a)	100	2,014
PVH Corp.	4,200	651,336
Qualcomm, Inc.	16,200	1,105,650
Radian Group, Inc.	9,800	216,286
Radius Health, Inc. (a)	4,000	150,640
Regal Beloit Corp.	7,200	560,880
Regeneron Pharmaceuticals, Inc. (a)	1,000	366,650
REGENXBIO, Inc. (a)	10,800	289,440
REV Group, Inc.	11,000	321,860
Rexnord Corp. (a)	16,800	472,248
Sarepta Therapeutics, Inc. (a)	1,200	78,648
Semtech Corp. (a)	8,100	289,980
Stifel Financial Corp.	4,000	270,080
SunTrust Banks, Inc.	5,400	381,780
Superior Energy Services, Inc. (a)	25,700	268,565
Team, Inc. (a)(c)	44,900	763,300
Tenneco, Inc.	2,600	150,826
Teradyne, Inc.	8,200	375,888
TESARO, Inc. (a)	1,200	80,952
The AES Corp.	123,500	1,427,660
The Blackstone Group LP	9,600	350,880
The Chemours Co. LLC	12,800	660,736
The Mosaic Co.	42,700	1,165,710
The Simply Good Foods Co.	12,000	163,200
TherapeuticsMD, Inc. (a)	9,800	57,624
TriMas Corp. (a)	11,500	305,900
Tyson Foods, Inc. Class A	4,800	365,328
U.S. Bancorp	8,100	462,834
Ultragenyx Pharmaceutical, Inc. (a)	2,700	144,045
Umpqua Holdings Corp.	6,100	132,065
Under Armour, Inc. Class A (sub. vtg.) (a)	100	1,386
UnitedHealth Group, Inc.	1,800	426,204
Univar, Inc. (a)	9,500	283,670
Virtusa Corp. (a)	5,600	249,872
Vistra Energy Corp. (a)	29,500	575,250
Wells Fargo & Co.	18,000	1,184,040
WESCO International, Inc. (a)	2,800	190,820
WestRock Co.	3,600	239,868
Whiting Petroleum Corp. (a)	13,000	362,960
World Fuel Services Corp.	1,200	33,468
Wyndham Worldwide Corp.	4,000	496,520
Yum China Holdings, Inc.	7,700	357,203
Yum! Brands, Inc.	1,500	126,885
Zimmer Biomet Holdings, Inc.	3,200	406,784

TOTAL UNITED STATES OF AMERICA		66,337,414

TOTAL COMMON STOCKS
(Cost $121,255,651)		150,310,162

Nonconvertible Preferred Stocks - 0.8%
Brazil - 0.7%
Banco ABC Brasil SA	76,515	455,344
Banco do Estado Rio Grande do Sul SA	18,900	99,068
Companhia Paranaense de Energia-Copel (PN-B)	37,700	290,027
Itau Unibanco Holding SA	12,600	206,678

TOTAL BRAZIL		1,051,117

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	1,674	93,790
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $952,557)		1,144,907
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 7.9% 3/31/40(d)(e)
(Cost $4,644)	CAD 5,600	5,463
	Shares	Value

Money Market Funds - 2.0%
Fidelity Cash Central Fund, 1.39% (f)	1,145,503	1,145,732
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	1,919,766	1,919,958
TOTAL MONEY MARKET FUNDS
(Cost $3,065,690)		3,065,690
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $125,278,542)		154,526,222
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(2,526,718)
NET ASSETS - 100%		$151,999,504

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,788,465 or 2.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,508
Fidelity Securities Lending Cash Central Fund	10,840
Total	$12,348

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$17,881,129	$15,830,401	$2,050,728	$--
Consumer Staples	7,669,840	6,064,234	1,605,606	--
Energy	11,968,312	11,968,312	--	--
Financials	27,849,322	23,888,657	3,960,665	--
Health Care	21,964,562	18,686,953	3,277,609	--
Industrials	20,508,523	14,901,398	5,607,125	--
Information Technology	25,462,121	22,250,642	3,211,479	--
Materials	8,951,336	8,444,612	506,724	--
Real Estate	3,570,068	3,201,918	368,150	--
Telecommunication Services	356,382	356,382	--	--
Utilities	5,273,474	5,273,474	--	--
Corporate Bonds	5,463	--	5,463	--
Money Market Funds	3,065,690	3,065,690	--	--
Total Investments in Securities:	$154,526,222	$133,932,673	$20,593,549	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Global Equity Income Fund

January 31, 2018

AGED-QTLY-0318
1.938156.105

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
		Shares	Value
Austria - 0.3%
Andritz AG		900	$53,993
Bailiwick of Jersey - 1.0%
Wolseley PLC		2,074	160,078
WPP PLC		3,181	57,608

TOTAL BAILIWICK OF JERSEY			217,686

Belgium - 1.8%
Anheuser-Busch InBev SA NV		1,500	169,889
KBC Groep NV		1,511	145,201
Telenet Group Holding NV (a)		700	53,840

TOTAL BELGIUM			368,930

Bermuda - 0.5%
Hiscox Ltd.		2,596	52,119
IHS Markit Ltd. (a)		1,169	55,796

TOTAL BERMUDA			107,915

Canada - 4.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		1,684	88,102
Constellation Software, Inc.		280	181,001
Fairfax Financial Holdings Ltd. (sub. vtg.)		127	66,804
Hydro One Ltd. (b)		5,356	96,713
Imperial Oil Ltd.		5,332	167,633
PrairieSky Royalty Ltd.		200	4,953
Suncor Energy, Inc.		9,940	360,103

TOTAL CANADA			965,309

Cayman Islands - 0.8%
Best Pacific International Holdings Ltd.		36,000	21,445
SITC International Holdings Co. Ltd.		129,000	148,415

TOTAL CAYMAN ISLANDS			169,860

China - 0.3%
Shanghai International Airport Co. Ltd. (A Shares)		9,873	73,614
France - 2.0%
Compagnie de St. Gobain		1,988	115,549
Edenred SA		1,600	51,668
Maisons du Monde SA (b)		2,017	86,646
VINCI SA		1,473	159,200

TOTAL FRANCE			413,063

Germany - 2.6%
adidas AG		418	97,203
AURELIUS AG		449	32,946
Deutsche Post AG		2,057	97,226
Deutsche Telekom AG		2,570	45,078
Linde AG (a)		470	114,722
SAP SE		1,293	146,291

TOTAL GERMANY			533,466

Hong Kong - 0.5%
Techtronic Industries Co. Ltd.		16,500	109,892
Ireland - 1.6%
Accenture PLC Class A		1,085	174,360
Greencore Group PLC		15,700	43,357
Johnson Controls International PLC		935	36,587
Paddy Power Betfair PLC (Ireland)		600	69,576

TOTAL IRELAND			323,880

Isle of Man - 0.5%
Playtech Ltd.		9,088	102,248
Israel - 0.3%
Teva Pharmaceutical Industries Ltd. sponsored ADR		2,678	54,658
Italy - 0.5%
Prada SpA		24,100	98,431
Japan - 6.4%
A/S One Corp.		1,600	103,140
Aucnet, Inc.		2,300	32,119
Broadleaf Co. Ltd.		4,700	48,227
Daiichikosho Co. Ltd.		5,100	278,584
Hoya Corp.		3,800	195,179
Inaba Denki Sangyo Co. Ltd.		1,900	89,655
Japan Meat Co. Ltd.		4,400	75,743
Morinaga & Co. Ltd.		1,900	98,751
Nippon Telegraph & Telephone Corp.		3,100	148,443
Sacs Bar Holdings, Inc.		1,400	15,607
Sony Corp.		2,000	95,922
Tsuruha Holdings, Inc.		1,000	139,659

TOTAL JAPAN			1,321,029

Kenya - 0.6%
Safaricom Ltd.		417,200	120,543
Korea (South) - 0.5%
Coway Co. Ltd.		614	54,639
KB Financial Group, Inc.		812	50,972

TOTAL KOREA (SOUTH)			105,611

Luxembourg - 1.0%
B&M European Value Retail S.A.		34,951	206,391
Multi-National - 0.5%
HKT Trust/HKT Ltd. unit		82,280	102,552
Netherlands - 2.9%
Koninklijke Philips Electronics NV		2,913	118,733
LyondellBasell Industries NV Class A		1,380	165,379
Unilever NV (Certificaten Van Aandelen) (Bearer)		5,468	315,625

TOTAL NETHERLANDS			599,737

Norway - 0.7%
Statoil ASA		6,003	140,658
Panama - 0.4%
Carnival Corp.		1,169	83,712
South Africa - 0.1%
EOH Holdings Ltd.		2,500	13,506
Spain - 1.2%
Amadeus IT Holding SA Class A		1,100	85,329
CaixaBank SA		11,700	63,111
Prosegur Cash SA (b)		29,900	103,200

TOTAL SPAIN			251,640

Sweden - 1.1%
Essity AB Class B		3,510	105,123
Loomis AB (B Shares)		3,040	121,524

TOTAL SWEDEN			226,647

Switzerland - 3.7%
Banque Cantonale Vaudoise		130	109,363
Chubb Ltd.		1,006	157,087
Nestle SA (Reg. S)		3,671	317,108
Roche Holding AG (participation certificate)		702	173,446

TOTAL SWITZERLAND			757,004

Taiwan - 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.		27,000	235,686
United Microelectronics Corp.		152,000	74,097

TOTAL TAIWAN			309,783

Thailand - 0.3%
Star Petroleum Refining PCL		133,700	71,290
United Kingdom - 11.6%
AstraZeneca PLC sponsored ADR		2,806	98,378
Booker Group PLC		15,927	51,243
British American Tobacco PLC (United Kingdom)		6,871	469,612
BT Group PLC		9,355	34,179
Bunzl PLC		1,988	58,147
Cineworld Group PLC		3,235	23,678
Conviviality PLC		13,550	62,719
GlaxoSmithKline PLC		7,754	144,334
Hastings Group Holdings PLC (b)		16,706	69,784
Hilton Food Group PLC		13,481	162,698
Imperial Tobacco Group PLC		2,749	113,133
ITV PLC		29,248	69,351
John Wood Group PLC		5,847	53,779
Mears Group PLC		3,200	18,174
Micro Focus International PLC		12,666	386,652
Moneysupermarket.com Group PLC		27,888	134,075
St. James's Place Capital PLC		7,302	123,221
Standard Life PLC		17,905	108,172
Victrex PLC		3,602	130,517
Vodafone Group PLC		28,065	89,467

TOTAL UNITED KINGDOM			2,401,313

United States of America - 43.5%
ADT, Inc. (a)		4,700	58,656
Altria Group, Inc.		2,269	159,601
American Tower Corp.		2,049	302,637
AMETEK, Inc.		3,017	230,197
Amgen, Inc.		1,969	366,332
Apple, Inc.		2,725	456,247
AutoZone, Inc. (a)		140	107,162
Ball Corp.		1,824	69,823
Bank of America Corp.		12,484	399,488
Becton, Dickinson & Co.		819	198,968
Bluegreen Vacations Corp.		3,765	71,497
Bristol-Myers Squibb Co.		1,427	89,330
Capital One Financial Corp.		2,128	221,227
Cedar Fair LP (depositary unit)		959	65,020
Charter Communications, Inc. Class A (a)		281	106,007
Chevron Corp.		3,383	424,059
Citigroup, Inc.		3,344	262,437
Comcast Corp. Class A		4,373	185,984
ConocoPhillips Co.		5,052	297,108
Danaher Corp.		1,403	142,096
Diamond Hill Investment Group, Inc.		491	103,287
DowDuPont, Inc.		2,488	188,043
Dr. Pepper Snapple Group, Inc.		1,132	135,104
Exxon Mobil Corp.		2,580	225,234
Fortive Corp.		982	74,652
Interpublic Group of Companies, Inc.		2,502	54,769
Johnson & Johnson		2,035	281,217
JPMorgan Chase & Co.		3,655	422,774
L Brands, Inc.		2,058	103,085
Microsoft Corp.		4,672	443,887
Molson Coors Brewing Co. Class B		1,918	161,150
Monsanto Co.		748	91,106
MSCI, Inc.		561	78,108
PepsiCo, Inc.		1,473	177,202
Phillips 66 Co.		819	83,866
Procter & Gamble Co.		1,908	164,737
Qualcomm, Inc.		3,719	253,822
S&P Global, Inc.		500	90,550
SunTrust Banks, Inc.		3,181	224,897
The Coca-Cola Co.		3,835	182,508
The J.M. Smucker Co.		819	103,923
U.S. Bancorp		4,111	234,903
UnitedHealth Group, Inc.		725	171,666
Valero Energy Corp.		912	87,525
Verizon Communications, Inc.		4,911	265,538
Wells Fargo & Co.		5,556	365,474

TOTAL UNITED STATES OF AMERICA			8,982,903

TOTAL COMMON STOCKS
(Cost $14,933,049)			19,287,264

Nonconvertible Preferred Stocks - 1.2%
Brazil - 0.5%
Itau Unibanco Holding SA		6,400	104,979
Spain - 0.7%
Grifols SA Class B		5,900	146,339
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $189,568)			251,318
		Principal Amount	Value

Nonconvertible Bonds - 0.0%
Canada - 0.0%
Constellation Software, Inc. Canada Consumer Price Index + 6.500% 7.9% 3/31/40 (c)(d)	CAD	500	488
(Cost $429)
		Shares	Value

Money Market Funds - 5.1%
Fidelity Cash Central Fund, 1.39% (e)
(Cost $1,058,805)		1,058,593	1,058,805
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $16,181,851)			20,597,875
NET OTHER ASSETS (LIABILITIES) - 0.3%			66,112
NET ASSETS - 100%			$20,663,987

Currency Abbreviations

CAD – Canadian dollar

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $356,343 or 1.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,223
Total	$3,223

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,116,049	$1,668,328	$447,721	$--
Consumer Staples	3,296,987	1,710,600	1,586,387	--
Energy	1,916,208	1,775,550	140,658	--
Financials	3,590,104	3,476,021	114,083	--
Health Care	2,283,816	1,402,645	881,171	--
Industrials	1,544,475	1,295,620	248,855	--
Information Technology	2,826,203	2,289,783	536,420	--
Materials	759,590	759,590	--	--
Real Estate	302,637	302,637	--	--
Telecommunication Services	805,800	488,633	317,167	--
Utilities	96,713	96,713	--	--
Corporate Bonds	488	--	488	--
Money Market Funds	1,058,805	1,058,805	--	--
Total Investments in Securities:	$20,597,875	$16,324,925	$4,272,950	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® International Capital Appreciation Fund

January 31, 2018

AICAP-QTLY-0318
1.813045.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Argentina - 0.5%
Banco Macro SA sponsored ADR	61,700	$6,696,918
Australia - 1.6%
Amcor Ltd.	622,992	7,309,221
CSL Ltd.	79,707	9,404,249
realestate.com.au Ltd.	105,569	6,265,221

TOTAL AUSTRALIA		22,978,691

Bailiwick of Jersey - 1.3%
Glencore Xstrata PLC	1,834,263	10,513,875
Wolseley PLC	101,246	7,814,475

TOTAL BAILIWICK OF JERSEY		18,328,350

Belgium - 0.5%
Umicore SA	139,653	7,344,639
Bermuda - 1.0%
Credicorp Ltd. (United States)	28,161	6,522,932
Hiscox Ltd.	345,800	6,942,516

TOTAL BERMUDA		13,465,448

Brazil - 1.6%
BM&F BOVESPA SA	1,026,000	8,398,644
CVC Brasil Operadora e Agencia de Viagens SA	398,200	6,890,385
Equatorial Energia SA	335,800	7,377,903

TOTAL BRAZIL		22,666,932

Canada - 3.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	141,210	7,387,694
Canadian National Railway Co.	122,140	9,789,074
Canadian Pacific Railway Ltd.	44,000	8,146,797
CCL Industries, Inc. Class B	148,450	7,100,255
Constellation Software, Inc.	11,880	7,679,599
Descartes Systems Group, Inc. (a)	235,400	6,660,098
Waste Connection, Inc. (Canada)	96,330	6,923,229

TOTAL CANADA		53,686,746

Cayman Islands - 3.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	99,460	20,318,683
New Oriental Education & Technology Group, Inc. sponsored ADR	84,700	7,800,023
Tencent Holdings Ltd.	429,800	25,395,783

TOTAL CAYMAN ISLANDS		53,514,489

China - 1.2%
Kweichow Moutai Co. Ltd. (A Shares)	49,300	5,993,484
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	860,000	10,185,679

TOTAL CHINA		16,179,163

Denmark - 0.5%
DSV de Sammensluttede Vognmaend A/S	86,900	7,146,835
Finland - 0.6%
Sampo Oyj (A Shares)	140,600	8,164,261
France - 7.6%
ALTEN	72,600	7,355,141
Capgemini SA	53,000	7,037,540
Dassault Systemes SA	62,000	7,149,540
Eiffage SA	60,900	7,384,111
Elis SA	230,500	6,438,989
Kering SA	17,200	8,708,430
Legrand SA	97,100	8,079,563
LVMH Moet Hennessy - Louis Vuitton SA	38,030	11,912,941
Orpea	53,430	6,673,403
Pernod Ricard SA	32,427	5,165,325
Rubis	94,300	6,954,443
SR Teleperformance SA	44,200	6,700,422
Thales SA	65,100	7,303,338
VINCI SA	90,700	9,802,748

TOTAL FRANCE		106,665,934

Germany - 7.9%
adidas AG	42,677	9,924,208
Deutsche Borse AG	63,700	8,186,478
Deutsche Post AG	182,036	8,604,079
Deutsche Wohnen AG (Bearer)	170,900	7,723,385
Fresenius Medical Care AG & Co. KGaA	73,400	8,460,227
Fresenius SE & Co. KGaA	106,800	9,345,475
Henkel AG & Co. KGaA	67,313	8,424,103
Infineon Technologies AG	272,600	7,937,080
SAP SE	115,660	13,085,836
Symrise AG	78,400	6,556,655
United Internet AG	92,242	6,722,503
Vonovia SE	161,600	7,967,195
Wirecard AG	56,000	6,973,538

TOTAL GERMANY		109,910,762

Hong Kong - 1.4%
AIA Group Ltd.	1,469,600	12,586,937
Techtronic Industries Co. Ltd.	1,091,000	7,266,221

TOTAL HONG KONG		19,853,158

India - 4.9%
Adani Ports & Special Economic Zone Ltd.	1,001,369	6,756,405
Eicher Motors Ltd.	16,409	6,950,745
HDFC Bank Ltd.	214,241	7,015,977
Housing Development Finance Corp. Ltd.	320,261	9,857,247
IndusInd Bank Ltd.	247,961	6,839,214
Kotak Mahindra Bank Ltd. (a)	406,497	7,092,273
Maruti Suzuki India Ltd.	46,509	6,958,569
Motherson Sumi Systems Ltd.	549,389	3,161,839
PC Jeweller Ltd.	775,693	5,923,263
Reliance Industries Ltd.	577,645	8,736,472

TOTAL INDIA		69,292,004

Indonesia - 1.0%
PT Bank Central Asia Tbk	4,234,300	7,187,098
PT Bank Rakyat Indonesia Tbk	26,278,900	7,262,347

TOTAL INDONESIA		14,449,445

Ireland - 1.6%
DCC PLC (United Kingdom)	69,100	7,265,167
Kerry Group PLC Class A	70,020	7,454,533
Kingspan Group PLC (Ireland)	151,760	7,009,136

TOTAL IRELAND		21,728,836

Israel - 0.5%
Frutarom Industries Ltd.	73,154	7,630,838
Italy - 0.9%
DiaSorin S.p.A.	70,600	6,832,585
Recordati SpA	115,120	5,241,142

TOTAL ITALY		12,073,727

Japan - 11.9%
Benefit One, Inc.	279,100	7,052,171
Daifuku Co. Ltd.	95,800	6,450,278
Daikin Industries Ltd.	65,800	7,939,479
Daito Trust Construction Co. Ltd.	39,900	6,993,034
Fanuc Corp.	33,300	9,038,234
Hoya Corp.	152,500	7,832,860
Kansai Paint Co. Ltd.	278,500	6,888,668
Kao Corp.	122,200	8,491,518
Keyence Corp.	16,314	9,969,607
Komatsu Ltd.	213,800	8,402,874
Makita Corp.	139,400	6,585,835
Misumi Group, Inc.	219,400	6,642,636
Nabtesco Corp.	150,100	7,137,079
Nidec Corp.	53,500	8,610,494
Nissan Chemical Industries Co. Ltd.	160,700	6,570,578
Nitori Holdings Co. Ltd.	48,200	7,690,513
Recruit Holdings Co. Ltd.	300,900	7,348,235
Relo Holdings Corp.	229,800	6,824,358
Shin-Etsu Chemical Co. Ltd.	76,700	8,775,702
SMC Corp.	17,020	8,388,032
Sundrug Co. Ltd.	161,800	6,963,431
Tsuruha Holdings, Inc.	47,800	6,675,719

TOTAL JAPAN		167,271,335

Kenya - 0.5%
Safaricom Ltd.	23,969,800	6,925,652
Korea (South) - 1.3%
Samsung Electronics Co. Ltd.	7,604	17,734,220
Luxembourg - 0.5%
Eurofins Scientific SA	10,520	6,857,081
Mexico - 0.5%
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	352,075	6,852,048
Netherlands - 4.1%
ASML Holding NV (Netherlands)	55,900	11,333,091
Ferrari NV	65,400	7,798,195
Heineken NV (Bearer)	78,700	8,848,616
IMCD Group BV	103,700	6,926,682
Interxion Holding N.V. (a)	111,579	7,001,582
RELX NV	409,703	9,112,765
Wolters Kluwer NV	133,500	7,065,791

TOTAL NETHERLANDS		58,086,722

Philippines - 1.4%
Ayala Land, Inc.	7,517,700	6,475,099
SM Investments Corp.	316,492	6,314,439
SM Prime Holdings, Inc.	8,667,500	6,225,416

TOTAL PHILIPPINES		19,014,954

Russia - 0.7%
Sberbank of Russia	2,158,740	10,145,023
South Africa - 2.0%
Capitec Bank Holdings Ltd.	97,800	6,609,575
FirstRand Ltd.	1,354,600	7,604,170
Naspers Ltd. Class N	47,210	13,479,952

TOTAL SOUTH AFRICA		27,693,697

Spain - 1.1%
Amadeus IT Holding SA Class A	102,860	7,979,060
Grifols SA	230,500	7,414,853

TOTAL SPAIN		15,393,913

Sweden - 2.3%
ASSA ABLOY AB (B Shares)	353,600	7,838,114
Atlas Copco AB (A Shares)	197,500	9,261,063
Hexagon AB (B Shares)	135,500	8,069,918
Indutrade AB	221,568	6,832,704

TOTAL SWEDEN		32,001,799

Switzerland - 4.5%
Compagnie Financiere Richemont SA Series A	99,981	9,589,786
Givaudan SA	3,340	8,038,249
Julius Baer Group Ltd.	109,640	7,531,859
Kaba Holding AG (B Shares) (Reg.)	7,740	7,122,546
Lonza Group AG	29,172	8,114,564
Partners Group Holding AG	9,660	7,509,009
Schindler Holding AG (participation certificate)	29,174	7,315,833
Sika AG	908	7,867,870

TOTAL SWITZERLAND		63,089,716

Taiwan - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	430,270	19,495,534
United Kingdom - 11.2%
Ashtead Group PLC	261,100	7,803,716
British American Tobacco PLC (United Kingdom)	227,200	15,528,370
Bunzl PLC	252,800	7,394,124
Compass Group PLC	396,550	8,347,091
Cranswick PLC	140,853	5,875,710
Croda International PLC	111,300	7,086,034
Diploma PLC	384,700	6,379,806
DS Smith PLC	948,500	6,779,427
Halma PLC	363,500	6,590,795
Hargreaves Lansdown PLC	263,100	6,938,924
InterContinental Hotel Group PLC	106,602	7,132,029
Intertek Group PLC	93,600	6,676,794
London Stock Exchange Group PLC	146,600	8,174,051
Prudential PLC	387,533	10,490,551
Reckitt Benckiser Group PLC	105,330	10,171,730
Rentokil Initial PLC	1,563,600	6,593,630
Rightmove PLC	105,730	6,624,828
Sage Group PLC	708,000	7,531,361
Schroders PLC	140,859	7,439,950
St. James's Place Capital PLC	409,500	6,910,279

TOTAL UNITED KINGDOM		156,469,200

United States of America - 12.0%
A.O. Smith Corp.	98,284	6,563,406
Adobe Systems, Inc. (a)	34,760	6,943,658
Alphabet, Inc. Class C (a)	5,900	6,902,646
Amazon.com, Inc. (a)	4,300	6,238,827
American Tower Corp.	49,300	7,281,610
Amphenol Corp. Class A	68,662	6,369,774
BlackRock, Inc. Class A	11,800	6,629,240
Cintas Corp.	40,000	6,738,000
Constellation Brands, Inc. Class A (sub. vtg.)	30,200	6,627,994
Equinix, Inc.	15,080	6,864,265
Facebook, Inc. Class A (a)	33,530	6,266,422
Fiserv, Inc. (a)	49,329	6,947,496
HEICO Corp. Class A	102,700	6,762,795
Home Depot, Inc.	33,800	6,790,420
MasterCard, Inc. Class A	40,850	6,903,650
Moody's Corp.	42,140	6,817,831
MSCI, Inc.	47,590	6,625,956
Northrop Grumman Corp.	19,900	6,776,547
S&P Global, Inc.	36,164	6,549,300
Sherwin-Williams Co.	15,260	6,365,099
Thermo Fisher Scientific, Inc.	30,700	6,880,177
TransDigm Group, Inc.	21,500	6,813,565
UnitedHealth Group, Inc.	29,360	6,951,861
Visa, Inc. Class A	56,140	6,974,272
Worldpay, Inc. (a)	84,300	6,770,133

TOTAL UNITED STATES OF AMERICA		168,354,944

TOTAL COMMON STOCKS
(Cost $1,126,040,530)		1,367,163,014

Nonconvertible Preferred Stocks - 0.7%
Brazil - 0.7%
Itau Unibanco Holding SA sponsored ADR
(Cost $7,021,585)	615,980	10,102,072

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $42,738,670)	42,730,124	42,738,670
TOTAL INVESTMENT IN SECURITIES - 101.4%
(Cost $1,175,800,785)		1,420,003,756
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(19,840,987)
NET ASSETS - 100%		$1,400,162,769

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$77,208
Fidelity Securities Lending Cash Central Fund	11,514
Total	$88,722

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$135,612,692	$106,419,452	$29,193,240	$--
Consumer Staples	103,608,227	55,777,459	47,830,768	--
Energy	8,736,472	8,736,472	--	--
Financials	229,016,311	185,646,423	43,369,888	--
Health Care	90,008,477	73,715,390	16,293,087	--
Industrials	348,854,828	247,618,619	101,236,209	--
Information Technology	278,988,609	211,267,212	67,721,397	--
Materials	104,827,110	82,592,162	22,234,948	--
Real Estate	56,354,362	42,536,970	13,817,392	--
Telecommunication Services	6,925,652	6,925,652	--	--
Utilities	14,332,346	14,332,346	--	--
Money Market Funds	42,738,670	42,738,670	--	--
Total Investments in Securities:	$1,420,003,756	$1,078,306,827	$341,696,929	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Overseas Fund

January 31, 2018

OS-QTLY-0318
1.813050.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value (000s)
Australia - 1.9%
Adelaide Brighton Ltd.	474,280	$2,480
Amcor Ltd.	415,551	4,875
Aub Group Ltd.	236,260	2,465
Australia & New Zealand Banking Group Ltd.	46,842	1,079
Life Healthcare Group Ltd.	4,353	9
Netwealth Group Ltd.	52,505	262
Pact Group Holdings Ltd.	487,436	2,082
realestate.com.au Ltd.	8,420	500

TOTAL AUSTRALIA		13,752

Austria - 0.3%
Andritz AG	41,000	2,460
Bailiwick of Jersey - 1.5%
Sanne Group PLC	233,319	2,455
Wolseley PLC	67,595	5,217
WPP PLC	155,630	2,818

TOTAL BAILIWICK OF JERSEY		10,490

Belgium - 1.1%
Anheuser-Busch InBev SA NV	5,759	652
KBC Groep NV	76,766	7,377

TOTAL BELGIUM		8,029

Bermuda - 1.6%
Credicorp Ltd. (United States)	11,200	2,594
Hiscox Ltd.	194,800	3,911
IHS Markit Ltd. (a)	90,201	4,305
SmarTone Telecommunications Holdings Ltd.	517,500	603

TOTAL BERMUDA		11,413

Canada - 0.5%
Constellation Software, Inc.	6,000	3,879
Cayman Islands - 0.4%
HKBN Ltd.	117,500	148
Value Partners Group Ltd.	670,000	855
ZTO Express (Cayman), Inc. sponsored ADR (a)	125,100	1,978

TOTAL CAYMAN ISLANDS		2,981

China - 0.1%
Yunnan Baiyao Group Co. Ltd.	34,163	549
Denmark - 1.0%
DSV de Sammensluttede Vognmaend A/S	47,100	3,874
NNIT A/S (b)	63,213	1,940
Scandinavian Tobacco Group A/S (b)	30,516	618
SimCorp A/S	8,500	540

TOTAL DENMARK		6,972

Finland - 0.1%
Amer Group PLC (A Shares)	16,800	474
Nokian Tyres PLC	8,700	439

TOTAL FINLAND		913

France - 9.0%
Altarea SCA	2,600	663
ALTEN	28,610	2,898
Amundi SA (b)	57,241	5,401
BNP Paribas SA	75,600	6,251
Capgemini SA	46,000	6,108
Compagnie de St. Gobain	89,100	5,179
Edenred SA	118,700	3,833
Elis SA	121,639	3,398
Maisons du Monde SA (b)	118,400	5,086
Publicis Groupe SA	36,468	2,520
Sanofi SA	79,312	6,999
Sodexo SA (c)	28,741	3,688
SR Teleperformance SA	22,300	3,381
Total SA	147,786	8,569

TOTAL FRANCE		63,974

Germany - 7.6%
adidas AG	23,190	5,393
Axel Springer Verlag AG	62,300	5,472
Bayer AG	75,613	9,908
Bertrandt AG	6,093	781
Deutsche Post AG	166,884	7,888
Fresenius Medical Care AG & Co. KGaA	41,800	4,818
Fresenius SE & Co. KGaA	76,408	6,686
Hannover Reuck SE	24,300	3,322
JOST Werke AG (a)(b)	6,800	343
SAP SE	81,879	9,264

TOTAL GERMANY		53,875

Hong Kong - 1.1%
AIA Group Ltd.	793,700	6,798
Dah Sing Banking Group Ltd.	228,400	540
Dah Sing Financial Holdings Ltd.	53,200	359

TOTAL HONG KONG		7,697

India - 0.8%
Axis Bank Ltd.	313,962	2,932
Housing Development Finance Corp. Ltd.	78,885	2,428
PC Jeweller Ltd.	29,841	228

TOTAL INDIA		5,588

Indonesia - 0.7%
PT Astra International Tbk	1,054,800	670
PT Bank Rakyat Indonesia Tbk	14,961,700	4,135

TOTAL INDONESIA		4,805

Ireland - 4.1%
CRH PLC	108,500	4,030
DCC PLC (United Kingdom)	36,900	3,880
Kerry Group PLC Class A	42,000	4,471
Kingspan Group PLC (Ireland)	98,404	4,545
Medtronic PLC	44,560	3,827
Paddy Power Betfair PLC (Ireland)	39,600	4,592
United Drug PLC (United Kingdom)	311,526	3,629

TOTAL IRELAND		28,974

Israel - 0.9%
Frutarom Industries Ltd.	57,700	6,019
Italy - 1.6%
Banca Generali SpA	88,100	3,299
Intesa Sanpaolo SpA	1,411,570	5,546
Prada SpA	667,300	2,725

TOTAL ITALY		11,570

Japan - 18.3%
AEON Financial Service Co. Ltd.	149,900	3,750
Arc Land Sakamoto Co. Ltd.	83,730	1,445
Arcland Service Holdings Co. Ltd.	170,100	3,856
Bridgestone Corp.	99,800	4,871
Daiichikosho Co. Ltd.	53,200	2,906
Daikin Industries Ltd.	43,300	5,225
Daito Trust Construction Co. Ltd.	17,720	3,106
Dentsu, Inc.	57,800	2,593
GMO Internet, Inc. (c)	74,000	1,356
Hoya Corp.	120,000	6,164
Ichigo, Inc.	112,000	465
Iriso Electronics Co. Ltd.	38,600	2,449
KDDI Corp.	16,410	416
Keyence Corp.	9,100	5,561
KH Neochem Co. Ltd.	118,400	3,460
KOMEDA Holdings Co. Ltd.	72,710	1,397
Miroku Jyoho Service Co., Ltd.	74,600	2,286
Misumi Group, Inc.	104,290	3,158
Mitsubishi UFJ Financial Group, Inc.	745,600	5,638
Morinaga & Co. Ltd.	53,300	2,770
Nabtesco Corp.	102,100	4,855
Nakanishi, Inc.	69,500	3,786
Nitori Holdings Co. Ltd.	28,400	4,531
NOF Corp.	83,600	2,250
OBIC Co. Ltd.	44,200	3,454
Olympus Corp.	97,580	3,759
ORIX Corp.	421,980	7,904
Otsuka Corp.	38,500	3,241
Outsourcing, Inc.	186,800	3,539
PALTAC Corp.	13,700	608
Paramount Bed Holdings Co. Ltd.	11,400	601
Recruit Holdings Co. Ltd.	166,140	4,057
Renesas Electronics Corp. (a)	44,700	527
S Foods, Inc.	42,000	1,832
SMC Corp.	9,500	4,682
Software Service, Inc.	1,365	103
Sundrug Co. Ltd.	65,600	2,823
The Suruga Bank Ltd.	135,520	2,748
Toto Ltd.	5,600	322
Tsubaki Nakashima Co. Ltd.	91,800	2,622
Tsuruha Holdings, Inc.	29,900	4,176
VT Holdings Co. Ltd.	131,600	727
Welcia Holdings Co. Ltd.	81,700	3,476

TOTAL JAPAN		129,495

Kenya - 0.3%
Safaricom Ltd.	7,254,000	2,096
Korea (South) - 0.3%
LG Chemical Ltd.	5,234	2,114
Luxembourg - 0.1%
B&M European Value Retail S.A.	88,544	523
Netherlands - 3.9%
ASR Nederland NV	7,000	306
Grandvision NV (b)	86,000	2,002
IMCD Group BV	76,290	5,096
ING Groep NV (Certificaten Van Aandelen)	285,509	5,606
Intertrust NV (b)	34,224	627
Koninklijke Philips Electronics NV	132,028	5,381
Unilever NV (NY Reg.)	151,487	8,709

TOTAL NETHERLANDS		27,727

New Zealand - 0.6%
EBOS Group Ltd.	191,513	2,595
Trade Maine Group Ltd.	566,330	1,878

TOTAL NEW ZEALAND		4,473

Norway - 1.4%
Schibsted ASA:
(A Shares)	99,100	3,184
(B Shares)	27,850	840
Skandiabanken ASA (b)	32,300	333
Statoil ASA	244,311	5,725

TOTAL NORWAY		10,082

Panama - 0.3%
Copa Holdings SA Class A	17,020	2,354
Spain - 3.6%
Aedas Homes SAU (b)	10,700	417
Amadeus IT Holding SA Class A	102,396	7,943
CaixaBank SA	797,700	4,303
Grifols SA ADR	225,100	5,594
Masmovil Ibercom SA (a)	14,204	1,788
Neinor Homes SLU (b)	25,200	579
Prosegur Cash SA (b)	1,445,000	4,987

TOTAL SPAIN		25,611

Sweden - 4.0%
Addlife AB	62,954	1,454
Alfa Laval AB	131,900	3,460
Essity AB Class B	155,100	4,645
HEXPOL AB (B Shares)	329,100	3,531
Indutrade AB	121,100	3,734
Nordea Bank AB	524,400	6,471
Svenska Cellulosa AB (SCA) (B Shares)	129,700	1,342
Swedbank AB (A Shares)	144,895	3,703

TOTAL SWEDEN		28,340

Switzerland - 5.7%
Credit Suisse Group AG	293,693	5,680
Julius Baer Group Ltd.	82,370	5,659
Kaba Holding AG (B Shares) (Reg.)	403	371
Nestle SA (Reg. S)	81,123	7,008
Roche Holding AG (participation certificate)	45,536	11,254
Sika AG	434	3,761
UBS Group AG	315,734	6,411

TOTAL SWITZERLAND		40,144

Taiwan - 0.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	374,300	3,267
United Microelectronics Corp.	6,422,000	3,131

TOTAL TAIWAN		6,398

United Kingdom - 21.1%
Admiral Group PLC	158,500	4,159
Aggreko PLC	21,216	243
Aon PLC	22,100	3,142
Ascential PLC	695,874	3,591
BCA Marketplace PLC	202,000	539
Booker Group PLC	959,890	3,088
British American Tobacco PLC (United Kingdom)	146,217	9,993
Charter Court Financial Services Group PLC	105,700	485
Cineworld Group PLC (c)	470,900	3,447
Close Brothers Group PLC	16,000	358
Compass Group PLC	246,307	5,185
ConvaTec Group PLC (b)	876,100	2,515
Conviviality PLC	414,300	1,918
Cranswick PLC	45,955	1,917
Dechra Pharmaceuticals PLC	58,200	1,983
Diploma PLC	185,200	3,071
DS Smith PLC	426,000	3,045
Essentra PLC	152,349	1,106
Halma PLC	226,708	4,111
Hastings Group Holdings PLC (b)	601,278	2,512
Hilton Food Group PLC	147,245	1,777
Intertek Group PLC	60,790	4,336
James Fisher and Sons PLC	87,547	1,877
John Wood Group PLC	390,400	3,591
Liberty Global PLC Class C (a)	16,400	586
LivaNova PLC (a)	39,642	3,391
Lloyds Banking Group PLC	720,280	712
London Stock Exchange Group PLC	76,530	4,267
Melrose Industries PLC	1,528,911	4,915
Micro Focus International PLC	150,061	4,581
Prudential PLC	322,663	8,735
Reckitt Benckiser Group PLC	83,430	8,057
Rio Tinto PLC	104,754	5,831
Rolls-Royce Holdings PLC	283,577	3,519
Rotork PLC	612,363	2,569
Sabre Insurance Group PLC (a)(b)	163,100	625
Schroders PLC	82,579	4,362
Sinclair Pharma PLC (a)	1,072,397	348
Spectris PLC	116,528	4,317
St. James's Place Capital PLC	317,300	5,354
Standard Life PLC	872,240	5,270
The Weir Group PLC	147,600	4,629
Ultra Electronics Holdings PLC	124,309	2,693
Victrex PLC	91,200	3,305
Volution Group PLC	818,300	2,544
Zpg PLC	163,400	796

TOTAL UNITED KINGDOM		149,395

United States of America - 3.1%
Alphabet, Inc. Class C (a)	3,083	3,607
Moody's Corp.	21,230	3,435
S&P Global, Inc.	32,903	5,959
Sherwin-Williams Co.	8,200	3,420
Total System Services, Inc.	28,600	2,541
Worldpay, Inc. (a)	36,600	2,939

TOTAL UNITED STATES OF AMERICA		21,901

TOTAL COMMON STOCKS
(Cost $541,946)		694,593

Nonconvertible Preferred Stocks - 0.9%
Germany - 0.9%
Henkel AG & Co. KGaA
(Cost $5,680)	43,400	6,067

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 1.39% (d)	6,389,778	6,391
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	7,258,490	7,259
TOTAL MONEY MARKET FUNDS
(Cost $13,650)		13,650
TOTAL INVESTMENT IN SECURITIES - 100.7%
(Cost $561,276)		714,310
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(4,879)
NET ASSETS - 100%		$709,431

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $27,985,000 or 3.9% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$24
Fidelity Securities Lending Cash Central Fund	34
Total	$58

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$81,714	$53,442	$28,272	$--
Consumer Staples	73,379	32,592	40,787	--
Energy	19,762	5,468	14,294	--
Financials	175,501	119,220	56,281	--
Health Care	87,293	34,520	52,773	--
Industrials	121,362	89,383	31,979	--
Information Technology	79,296	44,760	34,536	--
Materials	52,651	37,080	15,571	--
Real Estate	4,651	1,080	3,571	--
Telecommunication Services	5,051	4,635	416	--
Money Market Funds	13,650	13,650	--	--
Total Investments in Securities:	$714,310	$435,830	$278,480	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Leaders Fund

January 31, 2018

AVLF-QTLY-0318
1.813052.113

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 12.2%
Media - 10.2%
CBS Corp. Class B	4,100	$236,201
Interpublic Group of Companies, Inc.	21,800	477,202
Lions Gate Entertainment Corp. Class B (a)	13,550	433,600
The Walt Disney Co.	7,000	760,690
Time Warner, Inc.	9,200	877,220
Twenty-First Century Fox, Inc. Class A	20,200	745,380
		3,530,293
Textiles, Apparel & Luxury Goods - 2.0%
PVH Corp.	4,500	697,860

TOTAL CONSUMER DISCRETIONARY		4,228,153

CONSUMER STAPLES - 9.9%
Beverages - 1.9%
C&C Group PLC	177,502	664,438
Food & Staples Retailing - 3.4%
CVS Health Corp.	14,800	1,164,612
Safeway, Inc.:
rights (a)(b)	4,300	0
rights (a)(b)	4,300	3,741
		1,168,353
Food Products - 3.1%
Kellogg Co.	5,700	388,227
The J.M. Smucker Co.	5,400	685,206
		1,073,433
Tobacco - 1.5%
British American Tobacco PLC sponsored ADR	7,700	524,370

TOTAL CONSUMER STAPLES		3,430,594

ENERGY - 8.5%
Energy Equipment & Services - 1.5%
Baker Hughes, a GE Co. Class A	16,800	540,120
Oil, Gas & Consumable Fuels - 7.0%
GasLog Partners LP	24,000	568,800
Golar LNG Partners LP	18,200	399,490
Teekay Corp. (c)	69,800	569,568
Teekay LNG Partners LP	29,000	572,750
Teekay Offshore Partners LP	128,700	321,750
		2,432,358

TOTAL ENERGY		2,972,478

FINANCIALS - 33.2%
Banks - 11.8%
JPMorgan Chase & Co.	11,225	1,298,396
U.S. Bancorp	18,971	1,084,003
Wells Fargo & Co.	26,426	1,738,302
		4,120,701
Capital Markets - 1.5%
Goldman Sachs Group, Inc.	1,900	508,991
Consumer Finance - 3.4%
Capital One Financial Corp.	4,700	488,612
Discover Financial Services	8,800	702,240
		1,190,852
Diversified Financial Services - 6.7%
Berkshire Hathaway, Inc. Class B (a)	10,800	2,315,304
Insurance - 9.8%
Allstate Corp.	7,440	734,849
Chubb Ltd.	5,300	827,595
Prudential PLC	36,110	977,501
The Travelers Companies, Inc.	5,800	869,536
		3,409,481

TOTAL FINANCIALS		11,545,329

HEALTH CARE - 14.3%
Biotechnology - 5.2%
Amgen, Inc.	7,100	1,320,955
Dyax Corp. rights 12/31/19 (a)(b)	15,500	52,855
Shire PLC sponsored ADR	3,019	422,781
		1,796,591
Health Care Providers & Services - 6.1%
Anthem, Inc.	3,400	842,690
Cigna Corp.	4,900	1,020,915
McKesson Corp.	1,500	253,320
		2,116,925
Pharmaceuticals - 3.0%
Allergan PLC	2,800	504,728
Bayer AG	4,200	550,357
		1,055,085

TOTAL HEALTH CARE		4,968,601

INDUSTRIALS - 5.7%
Aerospace & Defense - 2.5%
United Technologies Corp.	6,400	883,264
Professional Services - 3.2%
Dun & Bradstreet Corp.	4,700	581,531
Nielsen Holdings PLC	14,100	527,481
		1,109,012

TOTAL INDUSTRIALS		1,992,276

INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 2.1%
Cisco Systems, Inc.	17,764	737,917
Internet Software & Services - 1.3%
Alphabet, Inc. Class A (a)	379	448,061
IT Services - 3.0%
Cognizant Technology Solutions Corp. Class A	7,500	584,850
The Western Union Co.	21,600	449,064
		1,033,914
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	1,200	200,916

TOTAL INFORMATION TECHNOLOGY		2,420,808

MATERIALS - 3.0%
Chemicals - 3.0%
LyondellBasell Industries NV Class A	4,300	515,312
Monsanto Co.	4,400	535,920
		1,051,232
REAL ESTATE - 2.6%
Real Estate Management & Development - 2.6%
CBRE Group, Inc. (a)	19,600	895,524
UTILITIES - 1.8%
Electric Utilities - 1.8%
Exelon Corp.	16,600	639,266
TOTAL COMMON STOCKS
(Cost $27,056,195)		34,144,261

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.39% (d)	445,392	445,481
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	611,938	611,999
TOTAL MONEY MARKET FUNDS
(Cost $1,057,480)		1,057,480
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $28,113,675)		35,201,741
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(445,204)
NET ASSETS - 100%		$34,756,537

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,201
Fidelity Securities Lending Cash Central Fund	9,055
Total	$11,256

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$4,228,153	$4,228,153	$--	$--
Consumer Staples	3,430,594	3,426,853	--	3,741
Energy	2,972,478	2,972,478	--	--
Financials	11,545,329	10,567,828	977,501	--
Health Care	4,968,601	4,365,389	550,357	52,855
Industrials	1,992,276	1,992,276	--	--
Information Technology	2,420,808	2,420,808	--	--
Materials	1,051,232	1,051,232	--	--
Real Estate	895,524	895,524	--	--
Utilities	639,266	639,266	--	--
Money Market Funds	1,057,480	1,057,480	--	--
Total Investments in Securities:	$35,201,741	$33,617,287	$1,527,858	$56,596

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018